Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (17.8%)
[1]	BHP Group Ltd.	5,381,803	172,597
	Commonwealth Bank of Australia	1,830,921	122,104
	CSL Ltd.	512,281	94,896
	National Australia Bank Ltd.	3,533,360	68,178
	Australia & New Zealand Banking Group Ltd.	3,046,817	57,581
	Westpac Banking Corp.	3,931,491	56,704
	Macquarie Group Ltd.	364,764	47,679
	Wesfarmers Ltd.	1,212,802	45,253
	Goodman Group	1,964,575	32,439
	Rio Tinto Ltd.	398,690	31,698
	Woolworths Group Ltd.	1,296,644	31,631
	Transurban Group (XASX)	3,256,575	28,769
	Fortescue Metals Group Ltd.	1,707,353	23,975
	Aristocrat Leisure Ltd.	709,442	20,565
	Amcor plc GDR	1,648,894	19,758
	Woodside Petroleum Ltd.	1,033,847	18,474
	Santos Ltd.	3,304,447	16,832
	James Hardie Industries plc GDR	477,242	16,062
	Coles Group Ltd.	1,357,081	15,591
	South32 Ltd.	5,022,055	13,817
	Sonic Healthcare Ltd.	512,165	13,793
	Newcrest Mining Ltd.	878,268	13,623
	QBE Insurance Group Ltd.	1,581,423	12,556
	Telstra Corp. Ltd.	4,439,319	12,341
	ASX Ltd.	207,139	12,285
	Scentre Group	5,575,073	11,575
*	Xero Ltd.	134,482	10,894
	Suncorp Group Ltd.	1,368,130	10,745
	Brambles Ltd.	1,538,331	10,568
	Cochlear Ltd.	68,863	9,443
*	Sydney Airport	1,398,580	8,596
	APA Group	1,259,924	8,545
	Dexus Industria REIT (XASX)	1,157,604	8,427
	Ramsay Health Care Ltd.	186,939	8,340
	Computershare Ltd. (XASX)	576,377	7,990
	Insurance Australia Group Ltd.	2,648,802	7,990
	Tabcorp Holdings Ltd.	2,241,309	7,875
	Mirvac Group	4,222,577	7,825
	SEEK Ltd.	376,486	7,802
	Origin Energy Ltd.	1,881,879	7,530
	Stockland	2,560,092	7,379
	GPT Group	2,056,294	7,287

		Shares	Market Value ($000)
	Northern Star Resources Ltd.	1,218,924	7,265
	BlueScope Steel Ltd.	538,960	7,064
*	Pilbara Minerals Ltd.	2,830,056	6,547
	Medibank Pvt Ltd.	2,944,898	6,453
*	Lynas Rare Earths Ltd.	968,626	6,256
	Endeavour Group Ltd.	1,364,948	6,097
	OZ Minerals Ltd.	345,543	5,994
	Charter Hall Group	499,258	5,980
	Mineral Resources Ltd.	149,582	5,945
	Treasury Wine Estates Ltd.	770,585	5,792
	IGO Ltd.	665,036	5,627
	REA Group Ltd.	54,300	5,625
	Ampol Ltd.	258,037	5,466
[1]	Washington H Soul Pattinson & Co. Ltd.	275,478	5,348
	Lendlease Corp. Ltd.	732,957	5,187
	Incitec Pivot Ltd.	2,091,603	4,897
	Atlas Arteria Ltd.	1,039,881	4,827
	Domino's Pizza Enterprises Ltd.	65,135	4,805
	Aurizon Holdings Ltd.	1,896,754	4,745
[1]	Vicinity Centres	4,080,463	4,731
	Evolution Mining Ltd.	1,864,774	4,685
	carsales.com Ltd.	292,912	4,633
	Reece Ltd.	284,568	4,393
	ALS Ltd.	518,182	4,350
	Orica Ltd.	437,625	4,336
	IDP Education Ltd.	196,838	4,114
*	Allkem Ltd.	624,930	4,069
	JB Hi-Fi Ltd.	121,864	3,987
*	NEXTDC Ltd.	495,834	3,805
	Bank of Queensland Ltd.	688,017	3,743
	Alumina Ltd.	2,731,206	3,691
	AusNet Services Ltd.	1,987,081	3,656
	Bendigo & Adelaide Bank Ltd.	598,346	3,655
	AGL Energy Ltd.	700,328	3,537
	Steadfast Group Ltd.	1,046,500	3,444
	Worley Ltd.	406,278	3,348
	Iluka Resources Ltd.	449,994	3,346
	Qube Holdings Ltd.	1,605,187	3,313
*	Crown Resorts Ltd.	378,013	3,257
	Reliance Worldwide Corp. Ltd.	852,587	3,149
	Breville Group Ltd.	152,818	3,112
	Altium Ltd.	117,635	3,007
	Metcash Ltd.	1,050,114	2,947
	Nine Entertainment Co. Holdings Ltd.	1,578,810	2,946
	Cleanaway Waste Management Ltd.	1,437,444	2,934
	WiseTech Global Ltd.	89,575	2,917
	Challenger Ltd.	709,346	2,898
	Downer EDI Ltd.	747,657	2,892
*	Qantas Airways Ltd.	804,791	2,754
	Ansell Ltd.	136,584	2,597
	Shopping Centres Australasia Property Group	1,225,200	2,448
	ARB Corp. Ltd.	71,913	2,369
	Seven Group Holdings Ltd.	152,849	2,364
	Orora Ltd.	939,489	2,313
	Harvey Norman Holdings Ltd.	645,844	2,251
*	Star Entertainment Grp Ltd.	910,943	2,225
*,1	Champion Iron Ltd.	480,955	2,222
	National Storage REIT	1,262,636	2,213

		Shares	Market Value ($000)
*	AMP Ltd.	3,536,136	2,204
*	Uniti Group Ltd.	725,928	2,168
	Sandfire Resources Ltd. (XASX)	448,357	2,155
	nib holdings Ltd.	484,503	2,138
	CSR Ltd.	526,545	2,098
	Beach Energy Ltd.	1,937,671	2,047
	Link Administration Holdings Ltd.	527,906	2,023
[1]	Magellan Financial Group Ltd.	150,844	2,007
	Charter Hall Long Wale REIT	583,273	1,995
	Healius Ltd.	613,249	1,941
	Chalice Mining Ltd.	343,056	1,901
	Eagers Automotive Ltd.	203,415	1,853
*	Boral Ltd.	439,490	1,832
	Bapcor Ltd.	363,485	1,821
	Premier Investments Ltd.	88,155	1,809
*	Whitehaven Coal Ltd.	944,527	1,808
*,1	Flight Centre Travel Group Ltd.	150,534	1,786
	Sims Ltd.	174,634	1,778
	Insignia Financial Ltd.	704,483	1,767
	IRESS Ltd.	207,774	1,681
*	Corporate Travel Management Ltd.	112,372	1,676
	Centuria Capital Group	784,762	1,668
	TPG Telecom Ltd.	396,303	1,664
*	Liontown Resources Ltd.	1,624,037	1,645
	Waypoint REIT	821,485	1,578
	Ingenia Communities Group	403,261	1,577
	BWP Trust	540,778	1,525
	Credit Corp. Group Ltd.	63,144	1,524
	Super Retail Group Ltd.	180,294	1,491
	Charter Hall Retail REIT	514,498	1,468
	Perpetual Ltd.	62,265	1,455
	Pro Medicus Ltd.	44,738	1,445
	Centuria Industrial REIT	534,274	1,445
	Deterra Royalties Ltd.	467,442	1,426
	Perseus Mining Ltd.	1,362,110	1,424
*	Megaport Ltd.	147,119	1,415
*	Webjet Ltd.	402,007	1,407
	Pendal Group Ltd.	408,959	1,405
	Nickel Mines Ltd.	1,366,201	1,403
[2]	Viva Energy Group Ltd.	918,648	1,400
	GrainCorp Ltd. Class A	258,925	1,338
	InvoCare Ltd.	168,502	1,338
*	Imugene Ltd.	5,986,957	1,338
	Elders Ltd.	170,274	1,317
	Abacus Property Group	533,839	1,305
	Lifestyle Communities Ltd.	105,698	1,267
	AUB Group Ltd.	75,223	1,242
*	Paladin Energy Ltd.	2,321,359	1,210
	Technology One Ltd.	161,498	1,208
[1]	CIMIC Group Ltd.	103,443	1,208
	Bega Cheese Ltd.	330,122	1,195
*	De Grey Mining Ltd.	1,463,907	1,186
*,1	Zip Co. Ltd.	509,531	1,173
	GUD Holdings Ltd.	133,263	1,166
	Aventus Group	502,207	1,150
	Nufarm Ltd.	358,633	1,139
	Arena REIT	341,578	1,139
*	EVENT Hospitality and Entertainment Ltd.	117,710	1,125

		Shares	Market Value ($000)
	Adbri Ltd.	523,756	1,092
	Brickworks Ltd.	65,957	1,060
	IPH Ltd.	180,763	1,049
	Platinum Asset Management Ltd.	594,501	1,045
	Charter Hall Social Infrastructure REIT	374,946	1,022
*	ioneer Ltd.	2,156,600	1,017
	Costa Group Holdings Ltd. (XASX)	509,160	1,007
	Collins Foods Ltd.	118,001	984
	HUB24 Ltd.	49,956	973
*,2	Life360 Inc. GDR	162,535	954
	Blackmores Ltd.	16,413	953
	Cromwell Property Group	1,595,139	952
*	Nanosonics Ltd.	261,300	950
	Netwealth Group Ltd.	85,933	931
*	Silver Lake Resources Ltd.	868,878	915
	Regis Resources Ltd.	745,048	906
	Ramelius Resources Ltd.	944,741	905
	Domain Holdings Australia Ltd.	266,490	896
*	Western Areas Ltd.	361,110	889
	Rural Funds Group	435,152	881
	Gold Road Resources Ltd.	924,036	880
*	West African Resources Ltd.	1,075,823	853
*,1	PointsBet Holdings Ltd.	242,779	851
	Codan Ltd.	131,914	850
	Centuria Office REIT	543,297	832
	Appen Ltd.	120,031	829
	Johns Lyng Group Ltd.	148,708	814
*	Telix Pharmaceuticals Ltd.	167,299	808
	Pinnacle Investment Management Group Ltd.	99,802	806
	Imdex Ltd.	378,625	792
*	PEXA Group Ltd.	59,928	787
	United Malt Grp Ltd.	265,762	785
*	Karoon Energy Ltd.	571,581	783
	Australian Ethical Investment Ltd.	118,233	780
*	G8 Education Ltd.	979,362	772
*,1	Capricorn Metals Ltd.	342,267	768
*,2	Coronado Global Resources Inc. GDR	787,131	765
*,1	Temple & Webster Group Ltd.	121,752	739
	Genworth Mortgage Insurance Australia Ltd.	424,025	733
	Jumbo Interactive Ltd.	57,338	729
	Clinuvel Pharmaceuticals Ltd.	44,502	727
	Growthpoint Properties Australia Ltd.	246,329	688
*	EML Payments Ltd.	319,933	681
	St. Barbara Ltd.	771,390	676
*	Home Consortium Ltd.	143,312	665
	Lovisa Holdings Ltd.	52,501	662
	Kelsian Group Ltd.	132,357	661
	Hansen Technologies Ltd.	186,082	646
	Data#3 Ltd.	163,173	640
*	Australian Strategic Materials Ltd.	107,265	640
*	Vulcan Energy Resources Ltd.	94,909	632
*	PolyNovo Ltd.	652,923	610
*,1	Syrah Resources Ltd.	503,105	594
	Senex Energy Ltd.	179,118	585
*	Omni Bridgeway Ltd.	252,996	585
	Monadelphous Group Ltd.	91,114	580
*	City Chic Collective Ltd.	164,145	577
	Select Harvests Ltd.	148,977	572

		Shares	Market Value ($000)
	Irongate Group	436,386	571
	Hotel Property Investments	231,409	567
*,1	Tyro Payments Ltd.	351,544	564
	Accent Group Ltd.	388,847	559
*	oOh!media Ltd.	483,329	554
	Baby Bunting Group Ltd.	148,688	537
*,1	Mesoblast Ltd.	663,736	533
	Integral Diagnostics Ltd.	176,052	516
	GWA Group Ltd.	284,175	510
*	Bellevue Gold Ltd.	911,226	503
	NRW Holdings Ltd.	428,143	484
	Austal Ltd.	336,995	481
*	29Metals Ltd.	253,185	474
	Dexus Industria REIT	213,043	471
	Tassal Group Ltd.	188,270	470
[1]	Dicker Data Ltd.	51,580	467
	Infomedia Ltd.	426,775	454
[1]	New Hope Corp. Ltd.	278,339	448
	MyState Ltd.	126,782	447
	SmartGroup Corp. Ltd.	85,971	437
	Australian Pharmaceutical Industries Ltd.	402,123	433
	GDI Property Group	591,218	432
[1]	HomeCo Daily Needs REIT	442,158	427
*	Seven West Media Ltd.	944,690	419
*	Eclipx Group Ltd.	277,137	414
	Westgold Resources Ltd.	311,982	404
	McMillan Shakespeare Ltd.	49,417	394
*	nearmap Ltd.	401,646	385
	Money3 Corp. Ltd.	179,057	385
	Inghams Group Ltd.	164,819	384
	Australian Finance Group Ltd.	244,738	383
*	Aurelia Metals Ltd.	1,228,297	368
	Perenti Global Ltd.	672,471	368
*	Fineos Corp. Ltd. GDR	144,735	366
	Bravura Solutions Ltd.	233,347	358
*	Cooper Energy Ltd.	1,607,812	343
*	OFX Group Ltd.	208,339	341
*	Dubber Corp. Ltd.	266,462	338
[1]	Emeco Holdings Ltd.	525,435	334
	Southern Cross Media Group Ltd.	249,608	334
*	Audinate Group Ltd.	58,331	331
*,1	Andromeda Metals Ltd.	2,420,187	330
*	Alkane Resources Ltd.	554,737	324
	Sigma Healthcare Ltd.	1,010,729	323
	Pact Group Holdings Ltd.	190,993	316
[1]	Kogan.com Ltd.	70,421	311
*	Australian Agricultural Co. Ltd.	300,551	308
	Estia Health Ltd.	213,349	308
[1]	BWX Ltd.	127,960	308
	Virtus Health Ltd.	59,758	307
*	Betmakers Technology Group Ltd.	673,774	301
*	Starpharma Holdings Ltd. Class A	380,693	293
*,1	Superloop Ltd.	385,145	291
*	Mayne Pharma Group Ltd.	1,595,916	283
	Service Stream Ltd.	489,372	271
*	Carnarvon Energy Ltd.	1,319,102	249
*,1	Redbubble Ltd.	195,951	249
*	Opthea Ltd.	305,895	248

		Shares	Market Value ($000)
*	Myer Holdings Ltd.	770,082	240
*	Resolute Mining Ltd.	1,149,510	233
*	Nuix Ltd.	216,050	229
*	PPK Group Ltd.	43,544	222
	Cedar Woods Properties Ltd.	57,580	210
[1]	Mount Gibson Iron Ltd.	676,937	202
	SG Fleet Group Ltd.	119,815	202
	Macmahon Holdings Ltd.	1,569,313	200
	Jupiter Mines Ltd.	1,264,559	198
*,1	Humm Group Ltd.	334,630	198
*,1	AMA Group Ltd.	621,438	191
*,1	Paradigm Biopharmaceuticals Ltd.	183,396	190
*,1	Bubs Australia Ltd.	516,937	173
*,1	Electro Optic Systems Holdings Ltd.	108,613	161
	Regis Healthcare Ltd.	116,544	145
	Navigator Global Investments Ltd.	110,169	126
*	Marley Spoon AG GDR	274,145	126
	MACA Ltd.	246,293	125
*	New Century Resources Ltd.	65,043	96
*	Dacian Gold Ltd.	721,362	90
*	Minerals 260 Ltd.	147,173	61
*,3	Bgp Holdings plc	15,642,708	55
*	Falcon Metals Ltd.	110,148	33
	Vita Group Ltd.	127,742	31
*	Juno Minerals Ltd.	64,385	5
			1,550,988
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	43
Hong Kong (7.3%)
	AIA Group Ltd.	12,984,912	135,560
	Hong Kong Exchanges & Clearing Ltd.	1,360,964	77,678
	Techtronic Industries Co. Ltd.	1,341,156	22,129
	CK Hutchison Holdings Ltd.	2,866,059	20,370
	Link REIT	2,234,298	19,183
	Sun Hung Kai Properties Ltd.	1,518,474	18,526
	Hong Kong & China Gas Co. Ltd.	11,603,260	17,884
	CLP Holdings Ltd.	1,754,860	17,562
	Hang Seng Bank Ltd.	777,252	15,388
	BOC Hong Kong Holdings Ltd.	3,845,759	14,850
	CK Asset Holdings Ltd.	2,123,933	14,178
*	Galaxy Entertainment Group Ltd.	2,314,062	13,401
	Jardine Matheson Holdings Ltd.	221,052	13,056
*	BeiGene Ltd.	651,700	11,800
	Power Assets Holdings Ltd.	1,465,707	9,006
	Lenovo Group Ltd.	8,058,000	8,733
	Wharf Real Estate Investment Co. Ltd.	1,775,283	8,443
	MTR Corp. Ltd.	1,516,186	8,207
*	Sands China Ltd.	2,574,736	7,180
*,2	ESR Cayman Ltd.	2,085,441	7,071
	Hongkong Land Holdings Ltd.	1,236,447	6,696
	New World Development Co. Ltd.	1,520,539	6,207
	Henderson Land Development Co. Ltd.	1,387,190	6,066
	Xinyi Glass Holdings Ltd.	2,185,640	5,794
[2]	WH Group Ltd.	8,427,593	5,638
	Want Want China Holdings Ltd.	5,667,220	5,560
	Wharf Holdings Ltd.	1,479,283	5,056
	Sino Land Co. Ltd.	3,782,443	4,901

		Shares	Market Value ($000)
	SITC International Holdings Co. Ltd.	1,275,586	4,862
[2]	Budweiser Brewing Co. APAC Ltd.	1,822,500	4,814
	Hang Lung Properties Ltd.	2,144,841	4,589
	Tingyi Cayman Islands Holding Corp.	2,033,900	4,214
	CK Infrastructure Holdings Ltd.	665,313	4,100
	Minth Group Ltd.	764,783	3,537
	PRADA SpA	553,304	3,383
	ASM Pacific Technology Ltd.	335,936	3,361
	Chow Tai Fook Jewellery Group Ltd.	1,903,418	3,344
	Swire Properties Ltd.	1,161,835	3,097
*,2	Samsonite International SA	1,381,097	2,887
	Swire Pacific Ltd. Class A	475,752	2,882
	Man Wah Holdings Ltd.	1,663,052	2,571
	Bank of East Asia Ltd.	1,419,732	2,423
	PCCW Ltd.	4,515,133	2,378
*	HUTCHMED China Ltd.	439,000	2,304
	AAC Technologies Holdings Inc.	746,257	2,266
	Hang Lung Group Ltd.	1,000,920	2,228
	Hysan Development Co. Ltd.	700,571	2,150
	Pacific Basin Shipping Ltd.	4,730,236	2,019
	L'Occitane International SA	493,373	1,946
[2]	BOC Aviation Ltd.	228,225	1,919
	Kerry Properties Ltd.	668,590	1,889
*	Vitasoy International Holdings Ltd.	890,304	1,738
	NWS Holdings Ltd.	1,678,887	1,673
	Fortune REIT	1,529,996	1,578
	Microport Scientific Corp.	525,319	1,514
*,1	Wynn Macau Ltd.	1,607,229	1,452
	Swire Pacific Ltd. Class B	1,418,186	1,406
*	Yue Yuen Industrial Holdings Ltd.	811,158	1,370
	VTech Holdings Ltd.	168,850	1,335
*	SJM Holdings Ltd.	1,946,639	1,253
	NagaCorp Ltd.	1,566,972	1,248
	Uni-President China Holdings Ltd.	1,301,038	1,230
	Champion REIT	2,408,900	1,212
	United Energy Group Ltd.	8,156,000	1,208
*,2	Razer Inc.	4,007,000	1,180
	HKBN Ltd.	924,157	1,161
[2]	Js Global Lifestyle Co. Ltd.	709,000	1,133
	Lee & Man Paper Manufacturing Ltd.	1,593,000	1,091
*	Shangri-La Asia Ltd.	1,384,928	1,083
	Luk Fook Holdings International Ltd.	401,406	1,058
*	Vobile Group Ltd.	1,482,000	1,015
	Nexteer Automotive Group Ltd.	894,211	984
	First Pacific Co. Ltd.	2,489,939	959
*	Melco International Development Ltd.	798,274	932
	Dairy Farm International Holdings Ltd.	346,501	927
	Jinchuan Group International Resources Co. Ltd.	5,052,000	903
*	Towngas China Co. Ltd.	1,158,140	854
*	MMG Ltd.	2,576,286	836
*	Cathay Pacific Airways Ltd.	982,504	821
	Vinda International Holdings Ltd.	294,000	791
	Johnson Electric Holdings Ltd.	435,019	740
	Kerry Logistics Network Ltd.	293,111	733
	Sunlight REIT	1,344,089	731
	Powerlong Real Estate Holdings Ltd.	1,293,000	722
	Truly International Holdings Ltd.	1,617,603	654
*	China Travel International Investment Hong Kong Ltd.	3,122,268	644

		Shares	Market Value ($000)
[1]	Huabao International Holdings Ltd.	1,040,071	642
[2]	Asiainfo Technologies Ltd.	336,800	622
	Great Eagle Holdings Ltd.	206,000	579
	VSTECS Holdings Ltd.	584,000	579
	LK Technology Holdings Ltd.	375,341	574
	Haitong International Securities Group Ltd.	2,473,891	566
	IGG Inc.	877,628	549
	Prosperity REIT	1,407,661	547
*,1	MGM China Holdings Ltd.	809,336	539
[1]	Hong Kong Technology Venture Co. Ltd.	562,142	521
	Cafe de Coral Holdings Ltd.	298,447	507
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	410,400	491
	Value Partners Group Ltd.	978,665	483
	SUNeVision Holdings Ltd.	543,000	477
	CITIC Telecom International Holdings Ltd.	1,300,470	473
	Shui On Land Ltd.	3,315,066	469
	Stella International Holdings Ltd.	415,000	462
	K Wah International Holdings Ltd.	1,149,843	450
	Dah Sing Financial Holdings Ltd.	138,260	448
*	Realord Group Holdings Ltd.	382,000	448
*	Shun Tak Holdings Ltd.	1,653,370	438
*	OCI International Holdings Ltd.	1,026,600	438
	EC Healthcare	367,000	422
*	FIH Mobile Ltd.	2,736,581	420
	China Tobacco International HK Co. Ltd.	215,000	414
	Texhong Textile Group Ltd.	318,500	412
*,2	Hua Medicine	827,500	391
	Vesync Co. Ltd.	418,000	364
[1]	Glory Sun Financial Group Ltd.	15,200,000	360
	Powerlong Commercial Management Holdings Ltd.	169,500	359
	Far East Consortium International Ltd.	930,493	337
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	213,000	335
*,1,2	Everest Medicines Ltd.	100,000	333
	Sun Hung Kai & Co. Ltd.	614,182	330
	Canvest Environmental Protection Group Co. Ltd.	633,675	324
	Dah Sing Banking Group Ltd.	334,756	317
	Guotai Junan International Holdings Ltd.	2,336,336	317
*,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	494,000	312
*,2	Frontage Holdings Corp.	646,000	312
*	Pou Sheng International Holdings Ltd.	1,851,253	297
	Chow Sang Sang Holdings International Ltd.	220,922	293
*	Cosmopolitan International Holdings Ltd.	1,748,000	278
*,1	Apollo Future Mobility Group Ltd.	4,660,000	276
	Asia Cement China Holdings Corp.	384,000	267
	United Laboratories International Holdings Ltd.	451,873	257
*,1,2	JW Cayman Therapeutics Co. Ltd. (XHKG)	220,000	255
[1]	C-Mer Eye Care Holdings Ltd.	370,000	254
*	Digital Domain Holdings Ltd.	2,372,803	245
*,2	Antengene Corp. Ltd.	300,500	236
*,3	Convoy	10,860,141	233
*	Lifestyle International Holdings Ltd.	416,907	227
	Dynam Japan Holdings Co. Ltd.	251,344	226
*	Esprit Holdings Ltd. (XHKG)	2,371,795	223
	Road King Infrastructure Ltd.	233,814	222
	Singamas Container Holdings Ltd.	1,447,323	215
	Giordano International Ltd.	1,014,590	212
	Pacific Textiles Holdings Ltd.	411,697	209
	SmarTone Telecommunications Holdings Ltd.	350,235	195

		Shares	Market Value ($000)
*	Sa Sa International Holdings Ltd.	1,012,953	194
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,160,301	189
*	Television Broadcasts Ltd.	278,247	173
*,2	FIT Hon Teng Ltd.	976,000	172
*	GCL New Energy Holdings Ltd.	6,987,422	156
*	Chinese Estates Holdings Ltd.	447,000	152
*,2	IMAX China Holding Inc.	102,275	146
	CMBC Capital Holdings Ltd.	384,500	143
[2]	Crystal International Group Ltd.	477,500	141
[1,2]	VPower Group International Holdings Ltd.	832,000	128
*	CITIC Resources Holdings Ltd.	1,916,000	124
	Texwinca Holdings Ltd.	585,037	114
	Lee's Pharmaceutical Holdings Ltd.	236,812	91
*	China LNG Group Ltd.	1,674,344	75
*,3	Brightoil	2,476,222	64
*,3	MH Development NPV	366,000	54
*	Macau Legend Development Ltd.	532,000	32
*	Suncity Group Holdings Ltd.	1,980,000	27
*	Glory Sun Land Group Ltd.	1,268,652	8
*,3	Agritrade Resources Ltd.	2,330,000	—
			637,619
Japan (57.1%)
	Toyota Motor Corp.	13,203,325	260,940
	Sony Group Corp.	1,328,739	148,644
	Keyence Corp.	193,166	99,079
	Mitsubishi UFJ Financial Group Inc.	13,282,872	80,511
	Tokyo Electron Ltd.	158,384	77,471
	Shin-Etsu Chemical Co. Ltd.	425,350	71,165
	Recruit Holdings Co. Ltd.	1,432,866	70,825
	SoftBank Group Corp.	1,437,770	63,693
	Daikin Industries Ltd.	284,073	59,639
	KDDI Corp.	1,774,566	56,695
	Nintendo Co. Ltd.	112,595	55,176
	Honda Motor Co. Ltd.	1,831,386	53,939
	Hitachi Ltd.	992,428	51,582
	Sumitomo Mitsui Financial Group Inc.	1,390,088	50,072
	Hoya Corp.	382,846	49,643
	Takeda Pharmaceutical Co. Ltd.	1,641,124	47,565
	ITOCHU Corp.	1,449,592	46,570
	Murata Manufacturing Co. Ltd.	610,679	45,913
	Daiichi Sankyo Co. Ltd.	2,015,847	45,296
	Nidec Corp.	496,966	44,046
	Mitsubishi Corp.	1,282,021	43,528
	Mitsui & Co. Ltd.	1,687,457	42,077
	Seven & i Holdings Co. Ltd.	824,549	41,935
	FANUC Corp.	205,968	40,730
	Tokio Marine Holdings Inc.	681,524	40,669
	Mizuho Financial Group Inc.	2,717,737	36,814
	Softbank Corp.	2,916,167	36,557
	Nippon Telegraph & Telephone Corp.	1,276,786	36,539
	Denso Corp.	487,403	36,377
	Oriental Land Co. Ltd.	201,190	35,024
	SMC Corp.	61,129	34,095
	Fast Retailing Co. Ltd.	55,080	32,413
	Astellas Pharma Inc.	1,990,001	32,120
	Bridgestone Corp.	617,428	27,038
	Fujitsu Ltd.	201,582	26,649
	ORIX Corp.	1,287,811	26,564

		Shares	Market Value ($000)
	Mitsubishi Electric Corp.	2,116,814	26,510
	Terumo Corp.	706,632	25,795
	Central Japan Railway Co.	194,152	25,475
	FUJIFILM Holdings Corp.	378,987	25,406
	Olympus Corp.	1,132,320	25,338
	Japan Tobacco Inc.	1,266,769	25,291
	Canon Inc.	1,067,111	25,238
	Panasonic Corp.	2,285,935	25,167
	Kubota Corp.	1,167,305	25,033
	Kao Corp.	496,625	24,817
	Komatsu Ltd.	981,237	24,657
	Dai-ichi Life Holdings Inc.	1,092,295	24,587
	Chugai Pharmaceutical Co. Ltd.	697,338	22,649
	East Japan Railway Co.	387,345	22,119
	Mitsui Fudosan Co. Ltd.	987,560	21,171
	Shiseido Co. Ltd.	416,838	21,027
	Suzuki Motor Corp.	485,347	20,663
	Japan Post Holdings Co. Ltd.	2,418,521	20,643
	Kyocera Corp.	329,292	20,308
	Daiwa House Industry Co. Ltd.	685,770	20,013
	Sysmex Corp.	203,511	19,372
	Shimano Inc.	83,933	18,821
	Toshiba Corp.	452,058	18,720
	Sumitomo Corp.	1,197,901	18,514
	Asahi Group Holdings Ltd.	451,154	18,416
	Lasertec Corp.	81,446	18,271
	Advantest Corp.	208,349	17,733
	Mitsubishi Estate Co. Ltd.	1,215,059	17,500
	M3 Inc.	452,888	17,412
	Marubeni Corp.	1,682,043	17,308
	MS&AD Insurance Group Holdings Inc.	502,168	17,224
	Aeon Co. Ltd.	754,138	17,185
	Shionogi & Co. Ltd.	292,107	16,648
	Unicharm Corp.	417,334	16,127
	Sompo Holdings Inc.	344,320	16,112
	Otsuka Holdings Co. Ltd.	450,121	15,357
	Kikkoman Corp.	196,199	14,830
	Bandai Namco Holdings Inc.	209,543	14,728
	Omron Corp.	199,989	14,621
	Secom Co. Ltd.	207,397	14,604
	Nomura Holdings Inc.	3,293,014	14,547
	Ajinomoto Co. Inc.	518,234	14,459
	Z Holdings Corp.	2,836,688	14,407
	Nippon Steel Corp.	877,516	14,343
	Eisai Co. Ltd.	283,634	14,206
	TDK Corp.	385,081	13,907
	Sumitomo Mitsui Trust Holdings Inc.	392,236	13,564
	Nippon Yusen KK	172,359	13,512
	Toyota Industries Corp.	170,672	13,314
	Kirin Holdings Co. Ltd.	818,901	13,125
	Asahi Kasei Corp.	1,328,216	13,120
	Sumitomo Realty & Development Co. Ltd.	423,520	13,104
	NTT Data Corp.	675,457	12,949
	ENEOS Holdings Inc.	3,214,559	12,802
	Sekisui House Ltd.	610,425	12,367
*	Renesas Electronics Corp.	1,065,163	12,225
	Nitto Denko Corp.	156,947	12,220
	Subaru Corp.	655,148	11,925

		Shares	Market Value ($000)
	Obic Co. Ltd.	71,788	11,861
	Sumitomo Metal Mining Co. Ltd.	254,463	11,754
	Japan Exchange Group Inc.	568,484	11,694
	Yaskawa Electric Corp.	276,520	11,578
	Nitori Holdings Co. Ltd.	80,437	11,524
	Ono Pharmaceutical Co. Ltd.	460,401	11,166
*	Nissan Motor Co. Ltd.	2,074,830	10,981
	NEC Corp.	281,159	10,969
	Sumitomo Electric Industries Ltd.	808,903	10,725
	Mitsubishi Chemical Holdings Corp.	1,366,946	10,723
	MINEBEA MITSUMI Inc.	436,499	10,681
	Shimadzu Corp.	289,440	10,443
	West Japan Railway Co.	247,857	10,386
	Toray Industries Inc.	1,628,878	10,294
	Resona Holdings Inc.	2,342,913	10,069
	Makita Corp.	260,615	9,753
	MISUMI Group Inc.	300,411	9,746
	Toyota Tsusho Corp.	239,007	9,693
	SG Holdings Co. Ltd.	454,800	9,655
	Nomura Research Institute Ltd.	274,839	9,621
	Inpex Corp.	947,832	9,582
	Daiwa Securities Group Inc.	1,577,576	9,506
	Mitsui OSK Lines Ltd.	118,565	9,182
	Tokyo Gas Co. Ltd.	452,834	9,144
	Nippon Building Fund Inc.	1,578	9,138
	AGC Inc.	197,924	9,084
	MEIJI Holdings Co. Ltd.	143,399	8,945
	T&D Holdings Inc.	569,055	8,410
	Mitsubishi Heavy Industries Ltd.	307,039	8,339
	Nexon Co. Ltd.	441,014	8,314
	Sumitomo Chemical Co. Ltd.	1,622,230	8,181
	Disco Corp.	29,671	8,158
	Dentsu Group Inc.	233,573	8,089
	Yamaha Motor Co. Ltd.	339,044	8,074
	Daito Trust Construction Co. Ltd.	69,222	7,937
	Nissan Chemical Corp.	143,142	7,767
	Yamato Holdings Co. Ltd.	358,500	7,634
	Japan Real Estate Investment Corp.	1,376	7,567
	Rakuten Group Inc.	870,765	7,554
	Yamaha Corp.	165,061	7,519
	Nippon Prologis REIT Inc.	2,400	7,489
	Rohm Co. Ltd.	88,619	7,465
	Chubu Electric Power Co. Inc.	744,602	7,458
	Kansai Electric Power Co. Inc.	775,616	7,321
	GLP J-REIT	4,531	7,293
	Yakult Honsha Co. Ltd.	143,030	7,252
	Daifuku Co. Ltd.	104,164	7,232
	Fuji Electric Co. Ltd.	134,600	7,194
	Osaka Gas Co. Ltd.	421,265	7,164
	JFE Holdings Inc.	551,304	7,083
	Hamamatsu Photonics KK	136,439	6,980
	Tokyu Corp.	522,601	6,944
	Dai Nippon Printing Co. Ltd.	283,880	6,815
	Nippon Paint Holdings Co. Ltd.	850,249	6,800
	Aisin Corp.	185,852	6,749
	Isuzu Motors Ltd.	550,054	6,738
	Hankyu Hanshin Holdings Inc.	231,235	6,734
	Nomura Real Estate Master Fund Inc.	4,828	6,699

		Shares	Market Value ($000)
	Daiwa House REIT Investment Corp.	2,248	6,697
	Kyowa Kirin Co. Ltd.	268,302	6,687
	TIS Inc.	252,975	6,653
	Trend Micro Inc.	125,122	6,638
	SBI Holdings Inc.	256,872	6,626
	TOTO Ltd.	153,166	6,592
	Lixil Corp.	284,002	6,501
	JSR Corp.	195,368	6,476
	Idemitsu Kosan Co. Ltd.	252,522	6,470
	Ibiden Co. Ltd.	114,979	6,425
	Taiyo Yuden Co. Ltd.	131,681	6,396
	Sekisui Chemical Co. Ltd.	359,060	6,278
	Japan Metropolitan Fund Investment	7,389	6,227
	Koito Manufacturing Co. Ltd.	123,321	6,192
	Pan Pacific International Holdings Corp.	430,408	5,793
	Obayashi Corp.	714,729	5,791
	Odakyu Electric Railway Co. Ltd.	327,356	5,785
	Kajima Corp.	471,842	5,699
	TOPPAN Inc.	296,872	5,647
	Ricoh Co. Ltd.	666,304	5,627
	Taisei Corp.	171,490	5,622
*	Kintetsu Group Holdings Co. Ltd.	192,754	5,601
	Keio Corp.	124,225	5,588
	SUMCO Corp.	300,852	5,547
*	Kawasaki Kisen Kaisha Ltd.	88,414	5,511
	Azbil Corp.	139,796	5,491
	BayCurrent Consulting Inc.	14,447	5,483
	Konami Holdings Corp.	100,506	5,418
	Nissin Foods Holdings Co. Ltd.	73,425	5,208
	Suntory Beverage & Food Ltd.	134,414	5,161
	Kobayashi Pharmaceutical Co. Ltd.	66,214	5,156
	Tobu Railway Co. Ltd.	219,999	5,153
	Hirose Electric Co. Ltd.	34,211	5,099
	Oji Holdings Corp.	940,709	5,007
	Mitsui Chemicals Inc.	186,788	4,996
	Concordia Financial Group Ltd.	1,210,833	4,976
	Ebara Corp.	99,330	4,868
	CyberAgent Inc.	415,512	4,845
	Kurita Water Industries Ltd.	118,864	4,833
	Brother Industries Ltd.	257,057	4,734
	NGK Insulators Ltd.	279,205	4,718
*	Mazda Motor Corp.	611,932	4,714
	Capcom Co. Ltd.	194,836	4,703
	Tosoh Corp.	299,273	4,683
	Persol Holdings Co. Ltd.	179,511	4,634
	Toho Co. Ltd. (XTKS)	119,299	4,621
	MatsukiyoCocokara & Co.	133,749	4,578
	Seiko Epson Corp.	292,813	4,561
*	Tokyo Electric Power Co. Holdings Inc.	1,676,207	4,466
	Nihon M&A Center Holdings Inc.	281,624	4,434
	Otsuka Corp.	109,174	4,430
	Santen Pharmaceutical Co. Ltd.	385,807	4,381
	NIPPON Experes Holding Inc.	73,451	4,353
	Yokogawa Electric Corp.	263,764	4,322
	Hulic Co. Ltd.	446,141	4,312
	Kansai Paint Co. Ltd.	207,486	4,307
	Chiba Bank Ltd.	665,066	4,299
	Japan Post Bank Co. Ltd.	434,003	4,270

		Shares	Market Value ($000)
	Shizuoka Bank Ltd.	536,099	4,212
	Hoshizaki Corp.	56,456	4,172
	Marui Group Co. Ltd.	215,358	4,155
	Keisei Electric Railway Co. Ltd.	147,152	4,153
	MonotaRO Co. Ltd.	252,016	4,141
	Open House Co. Ltd.	79,924	4,138
	SCREEN Holdings Co. Ltd.	40,917	4,106
	Square Enix Holdings Co. Ltd.	83,454	4,092
	Orix JREIT Inc.	2,810	4,032
	NH Foods Ltd.	104,260	4,021
	Showa Denko KK	192,766	4,004
	Advance Residence Investment Corp.	1,358	4,004
	Hakuhodo DY Holdings Inc.	260,043	3,983
	Toyo Suisan Kaisha Ltd.	96,675	3,961
	Sojitz Corp.	252,053	3,950
	Nisshin Seifun Group Inc.	278,505	3,911
	Shimizu Corp.	572,548	3,812
	GMO Payment Gateway Inc.	43,292	3,799
*	Hitachi Metals Ltd.	210,586	3,797
	USS Co. Ltd.	231,657	3,781
	Nabtesco Corp.	119,621	3,739
	Japan Post Insurance Co. Ltd.	211,976	3,717
	United Urban Investment Corp.	3,141	3,711
	Stanley Electric Co. Ltd.	158,049	3,694
	Bank of Kyoto Ltd.	79,035	3,685
	Kyushu Electric Power Co. Inc.	495,878	3,674
	Mitsubishi Gas Chemical Co. Inc.	191,690	3,672
	Nippon Shinyaku Co. Ltd.	56,160	3,671
	Nikon Corp.	348,904	3,641
	Ryohin Keikaku Co. Ltd.	251,800	3,616
	Sega Sammy Holdings Inc.	214,467	3,601
	Asics Corp.	184,905	3,590
*	ANA Holdings Inc.	169,401	3,577
	Asahi Intecc Co. Ltd.	209,352	3,572
	Tokyu Fudosan Holdings Corp.	649,919	3,560
	Tohoku Electric Power Co. Inc.	504,440	3,553
	Kyushu Railway Co.	169,970	3,551
	Haseko Corp.	279,191	3,545
	NGK Spark Plug Co. Ltd.	208,387	3,543
	Lion Corp.	270,021	3,528
	Mitsubishi HC Capital Inc. (XTKS)	678,729	3,505
	Fukuoka Financial Group Inc.	173,826	3,414
	Industrial & Infrastructure Fund Investment Corp.	2,021	3,388
*	Nagoya Railroad Co. Ltd.	213,450	3,371
	Tokyo Century Corp.	67,583	3,335
	Rinnai Corp.	37,236	3,325
	NOF Corp.	72,572	3,323
	Kuraray Co. Ltd.	368,167	3,308
	Ito En Ltd.	61,234	3,298
	Shinko Electric Industries Co. Ltd.	71,093	3,272
	Denka Co. Ltd.	92,471	3,257
	Food & Life Cos. Ltd.	108,268	3,244
	Amada Co. Ltd.	334,269	3,236
	Sumitomo Heavy Industries Ltd.	122,703	3,222
	Tokyo Tatemono Co. Ltd.	215,839	3,217
	NSK Ltd.	469,610	3,203
[1]	Skylark Holdings Co. Ltd.	243,667	3,184
	Iida Group Holdings Co. Ltd.	152,738	3,178

		Shares	Market Value ($000)
	Miura Co. Ltd.	106,943	3,157
	Tsuruha Holdings Inc.	38,731	3,120
	THK Co. Ltd.	124,199	3,103
	LaSalle Logiport REIT	1,940	3,103
	Nippon Sanso Holdings Corp.	155,332	3,085
	ZOZO Inc.	115,268	3,072
	Kawasaki Heavy Industries Ltd.	157,055	3,043
	Japan Prime Realty Investment Corp.	931	3,041
*	Japan Airlines Co. Ltd.	160,341	3,035
	Sekisui House REIT Inc.	4,443	3,026
	Koei Tecmo Holdings Co. Ltd.	82,943	3,001
	Kakaku.com Inc.	143,069	2,963
	TechnoPro Holdings Inc.	115,023	2,943
	Casio Computer Co. Ltd.	233,060	2,915
	Isetan Mitsukoshi Holdings Ltd.	370,313	2,911
	Hitachi Construction Machinery Co. Ltd.	114,437	2,910
	Aozora Bank Ltd.	129,021	2,901
	Air Water Inc.	189,969	2,896
	Nomura Real Estate Holdings Inc.	123,620	2,895
	COMSYS Holdings Corp.	121,591	2,893
	Welcia Holdings Co. Ltd.	106,364	2,873
	Rohto Pharmaceutical Co. Ltd.	102,547	2,832
	Hikari Tsushin Inc.	23,495	2,821
	Itochu Techno-Solutions Corp.	102,914	2,807
	Keikyu Corp.	272,904	2,793
	IHI Corp.	137,965	2,786
	Kose Corp.	30,366	2,776
	Yamada Denki Co. Ltd.	817,373	2,759
	Medipal Holdings Corp.	152,451	2,743
	Alfresa Holdings Corp.	191,400	2,729
	Nichirei Corp.	117,201	2,697
	Mitsui Fudosan Logistics Park Inc.	545	2,684
	Ulvac Inc.	52,575	2,675
	Sohgo Security Services Co. Ltd.	73,689	2,673
	Toho Gas Co. Ltd.	96,282	2,631
	Iwatani Corp.	55,711	2,626
	Japan Logistics Fund Inc.	947	2,625
	Teijin Ltd.	208,106	2,624
	Activia Properties Inc.	774	2,620
	Sumitomo Forestry Co. Ltd.	148,086	2,607
	Nifco Inc.	89,110	2,594
	Oracle Corp. Japan	34,517	2,582
	Zensho Holdings Co. Ltd.	106,970	2,575
	Nippon Accommodations Fund Inc.	474	2,566
	Hino Motors Ltd.	293,656	2,553
	INFRONEER Holdings Inc.	275,595	2,540
	Chugoku Electric Power Co. Inc.	322,967	2,538
	Taiheiyo Cement Corp.	127,336	2,533
*	Japan Airport Terminal Co. Ltd.	58,183	2,521
	Keihan Holdings Co. Ltd.	108,143	2,508
	Mitsubishi Materials Corp.	139,268	2,484
	Zenkoku Hosho Co. Ltd.	54,865	2,456
	Alps Alpine Co. Ltd.	223,720	2,440
	Taisho Pharmaceutical Holdings Co. Ltd.	49,610	2,436
	Suzuken Co. Ltd.	81,293	2,413
	Jeol Ltd.	44,224	2,411
	Nankai Electric Railway Co. Ltd.	120,290	2,388
	Kenedix Office Investment Corp.	392	2,380

		Shares	Market Value ($000)
	Hisamitsu Pharmaceutical Co. Inc.	77,803	2,370
	Mebuki Financial Group Inc.	1,059,670	2,364
	Japan Hotel REIT Investment Corp.	4,843	2,361
	J Front Retailing Co. Ltd.	261,938	2,350
[1]	Sharp Corp.	210,815	2,343
	Sanwa Holdings Corp.	215,974	2,339
	AEON REIT Investment Corp.	1,829	2,326
	Tokyo Ohka Kogyo Co. Ltd.	39,216	2,323
	JGC Holdings Corp.	236,014	2,319
	Electric Power Development Co. Ltd.	176,408	2,315
	ADEKA Corp.	106,338	2,307
	SCSK Corp.	136,015	2,302
	Cosmos Pharmaceutical Corp.	18,426	2,301
	EXEO Group Inc.	113,184	2,300
	Lawson Inc.	52,371	2,295
	Pigeon Corp.	117,095	2,282
	Japan Steel Works Ltd.	68,581	2,280
	Kewpie Corp.	109,474	2,258
	SHO-BOND Holdings Co. Ltd.	50,886	2,228
	Frontier Real Estate Investment Corp.	528	2,228
*	Seibu Holdings Inc.	225,904	2,216
	DIC Corp.	86,319	2,215
	Tokai Carbon Co. Ltd.	213,586	2,215
	Horiba Ltd.	40,920	2,203
	Dowa Holdings Co. Ltd.	50,529	2,191
	Kagome Co. Ltd.	84,034	2,187
	Shimamura Co. Ltd.	23,751	2,173
	Sugi Holdings Co. Ltd.	36,831	2,161
	Nippon Electric Glass Co. Ltd.	85,664	2,140
	Morinaga Milk Industry Co. Ltd.	43,813	2,124
	Nihon Kohden Corp.	80,051	2,123
	JTEKT Corp.	242,910	2,113
	Tsumura & Co.	74,365	2,109
	NET One Systems Co. Ltd.	87,912	2,087
	Relo Group Inc.	115,516	2,085
	Daiwa Securities Living Investments Corp.	2,119	2,074
	Rakus Co. Ltd	102,901	2,073
	Kaneka Corp.	63,430	2,066
	Fuji Corp.	89,036	2,055
	Konica Minolta Inc.	487,541	2,055
	Sumitomo Rubber Industries Ltd.	197,045	2,050
	Mori Hills REIT Investment Corp.	1,671	2,050
[1]	Anritsu Corp.	148,353	2,049
	Daicel Corp.	277,279	2,045
	Fujitec Co. Ltd.	85,440	2,032
	House Foods Group Inc.	78,154	2,008
	Daiseki Co. Ltd.	50,084	2,006
	Kamigumi Co. Ltd.	102,985	1,990
	Internet Initiative Japan Inc.	60,046	1,989
	Sumitomo Dainippon Pharma Co. Ltd.	181,262	1,973
	Goldwin Inc.	37,832	1,964
	Kinden Corp.	137,021	1,959
	Benefit One Inc.	64,280	1,955
	Ube Industries Ltd.	108,600	1,953
	Hirogin Holdings Inc.	333,326	1,943
	Ushio Inc.	124,837	1,940
	Yamazaki Baking Co. Ltd.	135,041	1,931
	Kadokawa Corp.	92,988	1,931

		Shares	Market Value ($000)
	Nagase & Co. Ltd.	119,885	1,915
*	Mitsubishi Motors Corp.	666,891	1,904
	NTT UD REIT Investment Corp.	1,413	1,900
	Kenedix Residential Next Investment Corp.	1,090	1,900
	Sankyu Inc.	52,468	1,898
*	SHIFT Inc.	11,400	1,894
	Ezaki Glico Co. Ltd.	58,358	1,892
	Toyo Seikan Group Holdings Ltd.	155,231	1,891
	Fancl Corp.	74,168	1,889
	Comforia Residential REIT Inc.	702	1,883
	Ship Healthcare Holdings Inc.	83,710	1,879
	Hulic REIT Inc.	1,297	1,864
	Aeon Mall Co. Ltd.	128,801	1,862
	Calbee Inc.	79,950	1,840
	Nihon Unisys Ltd.	69,499	1,828
*	Park24 Co. Ltd.	120,112	1,817
	Credit Saison Co. Ltd.	162,225	1,811
	Hachijuni Bank Ltd.	490,306	1,810
	Mabuchi Motor Co. Ltd.	57,361	1,806
	Nishi-Nippon Railroad Co. Ltd.	80,547	1,802
	Takara Holdings Inc.	184,979	1,794
[1]	Mitsui High-Tec Inc.	24,188	1,790
	Coca-Cola Bottlers Japan Holdings Inc.	151,899	1,782
	Tokyo Seimitsu Co. Ltd.	42,021	1,782
	Sundrug Co. Ltd.	70,493	1,775
	Daiwa Office Investment Corp.	283	1,773
	Zeon Corp.	152,714	1,772
*	PeptiDream Inc.	98,630	1,771
[1]	Shinsei Bank Ltd.	95,235	1,766
	DMG Mori Co. Ltd.	110,524	1,754
	Nippon Kayaku Co. Ltd.	174,218	1,732
	GS Yuasa Corp.	80,738	1,727
	Yokohama Rubber Co. Ltd.	117,812	1,718
	Rengo Co. Ltd.	229,826	1,715
	K's Holdings Corp	174,160	1,714
	Mitsubishi Logistics Corp.	69,900	1,687
	Mitsui Mining & Smelting Co. Ltd.	59,145	1,672
	Penta-Ocean Construction Co. Ltd.	301,175	1,672
	Nippon Shokubai Co. Ltd.	35,452	1,670
	Iyo Bank Ltd.	319,725	1,660
	Kobe Steel Ltd.	347,706	1,660
	Sawai Group Holdings Co. Ltd.	43,848	1,660
	Toyoda Gosei Co. Ltd.	78,859	1,657
	Katitas Co. Ltd.	53,900	1,644
	Asahi Holdings Inc.	84,616	1,639
	Justsystems Corp.	37,342	1,616
	Toda Corp.	249,920	1,615
	Amano Corp.	80,480	1,614
	Invincible Investment Corp.	5,113	1,611
	Sotetsu Holdings Inc.	87,338	1,608
	Ain Holdings Inc.	31,207	1,604
	Toyo Tire Corp.	113,330	1,602
	Japan Excellent Inc.	1,393	1,602
	Aica Kogyo Co. Ltd.	57,755	1,591
*	Fujikura Ltd.	294,122	1,590
	Kyushu Financial Group Inc.	410,691	1,587
	Sumitomo Bakelite Co. Ltd.	32,850	1,583
	Nippon Gas Co. Ltd.	112,451	1,574

		Shares	Market Value ($000)
	Meitec Corp.	26,781	1,569
	Mitsubishi Estate Logistics REIT Investment Corp.	398	1,564
	DeNA Co. Ltd.	100,535	1,563
	Daido Steel Co. Ltd.	40,345	1,559
	Hitachi Transport System Ltd.	33,999	1,559
	Seino Holdings Co. Ltd.	156,310	1,551
	Tokyu REIT Inc.	956	1,545
	Chugoku Bank Ltd.	189,301	1,544
	Yamaguchi Financial Group Inc.	248,404	1,541
	OKUMA Corp.	35,240	1,537
	Topcon Corp.	113,214	1,537
	SMS Co. Ltd.	54,968	1,511
	Seven Bank Ltd.	711,172	1,503
	Yoshinoya Holdings Co. Ltd.	72,502	1,498
	OSG Corp.	84,897	1,495
	Mirait Holdings Corp.	90,038	1,495
	Kureha Corp.	19,926	1,488
	NIPPON REIT Investment Corp.	441	1,486
	Maruichi Steel Tube Ltd.	66,627	1,484
	Hazama Ando Corp.	192,659	1,474
	Gunma Bank Ltd.	448,172	1,473
	Daio Paper Corp.	90,466	1,472
	Kenedix Retail REIT Corp.	629	1,472
	FP Corp.	45,386	1,458
	Benesse Holdings Inc.	74,718	1,457
	Morinaga & Co. Ltd.	45,510	1,450
	H.U. Group Holdings Inc.	56,942	1,446
	Dexerials Corp.	52,180	1,435
	Kobe Bussan Co. Ltd.	45,900	1,429
[1]	Takashimaya Co. Ltd.	148,757	1,413
[1]	Bic Camera Inc.	160,893	1,405
	Nichias Corp.	61,639	1,399
	Cosmo Energy Holdings Co. Ltd.	69,601	1,399
	TS Tech Co. Ltd.	105,922	1,396
	NOK Corp.	129,829	1,388
	Fuyo General Lease Co. Ltd.	20,811	1,380
	NSD Co. Ltd.	80,652	1,378
	Jafco Co. Ltd.	85,965	1,373
	Daiwabo Holdings Co. Ltd.	95,380	1,364
[1]	AEON Financial Service Co. Ltd.	129,631	1,361
	Furukawa Electric Co. Ltd.	66,073	1,359
	Kaken Pharmaceutical Co. Ltd.	37,939	1,357
	Toagosei Co. Ltd.	137,414	1,355
	Infomart Corp.	231,232	1,344
	Nippon Suisan Kaisha Ltd.	286,575	1,343
	Pilot Corp.	37,684	1,342
	As One Corp.	26,884	1,332
	GMO internet Inc.	62,212	1,331
	NHK Spring Co. Ltd.	169,541	1,329
	Mori Trust Sogo REIT Inc.	1,092	1,323
	Daiichikosho Co. Ltd.	46,507	1,318
	ABC-Mart Inc.	28,866	1,318
	Tokuyama Corp.	82,282	1,310
	Fujimi Inc.	21,610	1,308
	Sapporo Holdings Ltd.	66,908	1,298
	Mizuho Leasing Co. Ltd.	46,466	1,298
	Sankyo Co. Ltd.	50,178	1,292
	Outsourcing Inc.	111,430	1,291

		Shares	Market Value ($000)
	Kokuyo Co. Ltd.	88,307	1,287
	Digital Garage Inc.	36,248	1,282
	Lintec Corp.	55,167	1,281
	Inaba Denki Sangyo Co. Ltd.	55,060	1,276
	Pola Orbis Holdings Inc.	85,452	1,274
	Nisshinbo Holdings Inc.	152,611	1,271
	Izumi Co. Ltd.	45,715	1,265
*	Descente Ltd.	40,488	1,262
	Heiwa Real Estate REIT Inc.	1,026	1,262
	Heiwa Real Estate Co. Ltd.	36,635	1,251
	Hoshino Resorts REIT Inc.	221	1,249
	PALTAC Corp.	32,552	1,248
	Resorttrust Inc.	77,794	1,245
	Yaoko Co. Ltd.	21,501	1,243
	Menicon Co. Ltd.	55,984	1,242
	Hitachi Zosen Corp.	185,234	1,233
	Citizen Watch Co. Ltd.	283,981	1,216
*	Shochiku Co. Ltd.	11,656	1,207
	Fujitsu General Ltd.	59,340	1,204
	Sanrio Co. Ltd.	62,076	1,204
	Toyobo Co. Ltd.	105,492	1,187
	OBIC Business Consultants Co. Ltd.	31,306	1,181
	Sumitomo Osaka Cement Co. Ltd.	38,326	1,175
	Macnica Fuji Electronics Holdings Inc.	53,059	1,174
	Duskin Co. Ltd.	48,795	1,173
	Nishi-Nippon Financial Holdings Inc.	165,242	1,170
	Toei Co. Ltd.	7,868	1,168
	Maruwa Co. Ltd.	8,862	1,166
[1]	Colowide Co. Ltd.	80,637	1,165
	Hanwa Co. Ltd.	42,429	1,165
	Nikkon Holdings Co. Ltd.	61,853	1,165
	Okumura Corp.	40,685	1,162
	Hokuhoku Financial Group Inc.	147,405	1,162
	Toyota Boshoku Corp.	65,326	1,158
	CKD Corp.	62,245	1,149
	DCM Holdings Co. Ltd.	120,862	1,147
	77 Bank Ltd.	85,870	1,136
	Yamato Kogyo Co. Ltd.	36,754	1,131
	Toshiba TEC Corp.	29,987	1,130
	Acom Co. Ltd.	401,426	1,127
	Tadano Ltd.	128,866	1,127
	Sakata Seed Corp.	38,350	1,126
	Shikoku Electric Power Co. Inc.	161,925	1,126
	Wacom Co. Ltd.	154,931	1,125
	Shiga Bank Ltd.	57,464	1,120
	Nipro Corp.	119,948	1,113
	Takasago Thermal Engineering Co. Ltd.	66,598	1,113
	Takuma Co. Ltd.	86,452	1,106
	Wacoal Holdings Corp.	60,067	1,102
	JCR Pharmaceuticals Co. Ltd.	62,332	1,098
	Nippon Paper Industries Co. Ltd.	108,309	1,097
	Taiyo Holdings Co. Ltd.	37,140	1,096
	Daishi Hokuetsu Financial Group Inc.	47,248	1,096
	Kusuri no Aoki Holdings Co. Ltd.	18,326	1,093
	Japan Elevator Service Holdings Co. Ltd.	75,900	1,093
	Kyoritsu Maintenance Co. Ltd.	30,488	1,091
	Ariake Japan Co. Ltd.	20,417	1,083
	Tsubakimoto Chain Co.	38,544	1,079

		Shares	Market Value ($000)
	Kumagai Gumi Co. Ltd.	42,237	1,077
	Nippon Light Metal Holdings Co. Ltd.	69,934	1,072
	TOKAI Holdings Corp.	139,075	1,066
	Takara Bio Inc.	52,886	1,061
	Glory Ltd.	55,943	1,052
	Tomy Co. Ltd.	107,186	1,046
	KH Neochem Co. Ltd.	40,537	1,040
	Nihon Parkerizing Co. Ltd.	114,151	1,035
	Fukuoka REIT Corp.	732	1,029
	Mani Inc.	71,115	1,028
	NS Solutions Corp.	36,148	1,028
	Shoei Co. Ltd.	26,600	1,024
	Global One Real Estate Investment Corp.	1,038	1,023
	Canon Marketing Japan Inc.	49,889	1,019
	Kyudenko Corp.	39,818	1,018
	JINS Holdings Inc.	16,430	1,016
	NEC Networks & System Integration Corp.	69,685	1,006
	Kanematsu Corp.	92,314	1,004
	Kiyo Bank Ltd.	80,000	1,000
	Meidensha Corp.	46,915	994
	Toho Holdings Co. Ltd.	63,560	994
	Takeuchi Manufacturing Co. Ltd.	39,741	993
	Fuji Oil Holdings Inc.	48,890	989
	Rorze Corp.	10,456	988
	Nishimatsu Construction Co. Ltd.	29,721	987
	DTS Corp.	46,212	986
	Kintetsu World Express Inc.	39,635	986
[1]	Toridoll Holdings Corp.	48,900	985
	Mochida Pharmaceutical Co. Ltd.	31,480	979
	Aiful Corp.	325,542	978
	Trusco Nakayama Corp.	45,918	977
	Nextage Co. Ltd.	38,900	977
	Fuji Kyuko Co. Ltd.	27,093	972
	Milbon Co. Ltd.	20,514	969
	Sumitomo Warehouse Co. Ltd.	53,836	967
	Sangetsu Corp.	69,705	965
	CRE Logistics REIT Inc.	555	964
	San-In Godo Bank Ltd.	170,798	962
	Fuji Soft Inc.	22,903	960
*	NTN Corp.	475,617	959
	Valor Holdings Co. Ltd.	49,825	958
	Monex Group Inc.	188,618	956
	Hokuriku Electric Power Co.	190,442	940
	Itochu Advance Logistics Investment Corp.	683	932
*	Sansan Inc.	83,285	923
	Hokuetsu Corp.	137,956	915
	Nippon Soda Co. Ltd.	31,972	915
	Maruha Nichiro Corp.	42,732	913
	Fukuyama Transporting Co. Ltd.	28,945	911
	Riken Keiki Co. Ltd.	19,020	910
	Ichigo Office REIT Investment Corp.	1,268	905
	Seiren Co. Ltd.	47,682	901
	Heiwa Corp.	56,156	898
	Tokai Tokyo Financial Holdings Inc.	254,834	897
	Hankyu Hanshin REIT Inc.	690	894
	BeNext-Yumeshin Group Co.	65,474	893
	Sanken Electric Co. Ltd.	20,396	889
	Suruga Bank Ltd.	205,883	888

		Shares	Market Value ($000)
	Fuso Chemical Co. Ltd.	22,612	885
	EDION Corp.	94,757	884
	UT Group Co. Ltd.	30,700	880
	Nagawa Co. Ltd.	10,400	879
	Atom Corp.	130,251	869
	JCU Corp.	19,898	864
	Makino Milling Machine Co. Ltd.	24,913	861
	Itoham Yonekyu Holdings Inc.	146,836	861
	Raito Kogyo Co. Ltd.	52,688	860
	Kandenko Co. Ltd.	114,114	849
	Japan Petroleum Exploration Co. Ltd.	35,537	849
	Systena Corp.	275,420	848
	Star Asia Investment Corp.	1,608	846
	Okamura Corp.	79,823	844
	Daihen Corp.	23,607	844
	Earth Corp.	16,539	843
	Fuji Seal International Inc.	44,603	839
	Megmilk Snow Brand Co. Ltd.	47,106	839
	Information Services International-Dentsu Ltd.	26,892	838
	Japan Aviation Electronics Industry Ltd.	52,291	836
	SOSiLA Logistics REIT Inc.	597	836
	Hokkaido Electric Power Co. Inc.	190,470	831
[1]	Tri Chemical Laboratories Inc.	30,500	825
	Japan Material Co. Ltd.	56,336	823
	en japan Inc.	34,000	819
	Nachi-Fujikoshi Corp.	21,713	811
	Nippon Steel Trading Corp.	17,935	810
	Awa Bank Ltd.	41,023	808
	Matsui Securities Co. Ltd.	115,523	808
	Central Glass Co. Ltd.	43,316	804
	Juroku Financial Group Inc.	40,237	800
[1]	Joyful Honda Co. Ltd.	60,014	799
	Inabata & Co. Ltd.	52,798	796
	Prima Meat Packers Ltd.	36,265	796
	Senko Group Holdings Co. Ltd.	99,110	796
	Mixi Inc.	42,742	791
	Round One Corp.	64,401	786
	Oki Electric Industry Co. Ltd.	102,610	785
	Iriso Electronics Co. Ltd.	19,307	784
	Autobacs Seven Co. Ltd.	64,414	781
*	Raksul Inc.	23,900	780
	Transcosmos Inc.	30,577	779
	MOS Food Services Inc.	29,486	777
	Kumiai Chemical Industry Co. Ltd.	112,137	775
	Tokyo Steel Manufacturing Co. Ltd.	80,549	771
	Nippn Corp.	52,163	765
	GungHo Online Entertainment Inc.	36,234	761
	Nichicon Corp.	72,014	755
	Arcs Co. Ltd.	40,041	753
	Ogaki Kyoritsu Bank Ltd.	42,619	752
	Starts Corp. Inc.	34,360	748
	Tocalo Co. Ltd.	61,156	743
	Kotobuki Spirits Co. Ltd.	18,213	741
	Dip Corp.	23,406	741
*,1	HIS Co. Ltd.	44,648	740
	Towa Pharmaceutical Co. Ltd.	30,180	740
	Sanki Engineering Co. Ltd.	59,398	734
	Nomura Co. Ltd.	91,540	733

		Shares	Market Value ($000)
	H2O Retailing Corp.	105,800	732
	Kissei Pharmaceutical Co. Ltd.	36,252	732
	TKC Corp.	27,664	727
	Kanamoto Co. Ltd.	37,175	723
	Kohnan Shoji Co. Ltd.	24,377	723
	Create Restaurants Holdings Inc.	112,376	720
	Funai Soken Holdings Inc.	34,456	714
*	RENOVA Inc.	49,600	705
	ZERIA Pharmaceutical Co. Ltd.	42,105	704
	Japan Securities Finance Co. Ltd.	86,181	700
	Tokai Rika Co. Ltd.	53,770	700
	Mirai Corp.	1,656	696
	Saizeriya Co. Ltd.	29,981	693
	Nojima Corp.	34,350	693
*	Royal Holdings Co. Ltd.	43,779	683
	Taikisha Ltd.	27,267	682
	Nichiha Corp.	27,468	679
	Toyo Ink SC Holdings Co. Ltd.	40,822	677
	Paramount Bed Holdings Co. Ltd.	40,622	676
	Musashi Seimitsu Industry Co. Ltd.	44,104	664
[1]	Nishimatsuya Chain Co. Ltd.	51,980	663
	Japan Lifeline Co. Ltd.	75,708	663
	Digital Arts Inc.	11,256	663
[1]	Gree Inc.	86,939	660
	Nitto Boseki Co. Ltd.	27,469	656
	KYB Corp.	25,127	654
	Komeri Co. Ltd.	28,070	654
	Sumitomo Mitsui Construction Co. Ltd.	171,932	650
	Shibaura Machine Co. Ltd.	22,393	645
	Jaccs Co. Ltd.	23,684	641
	Nanto Bank Ltd.	37,921	641
	Japan Wool Textile Co. Ltd.	83,200	637
	Zojirushi Corp.	50,698	637
	Comture Corp.	26,100	637
	KYORIN Holdings Inc.	39,787	632
	Sanyo Chemical Industries Ltd.	13,852	631
	Megachips Corp.	17,217	628
	Strike Co. Ltd.	16,130	628
*	M&A Capital Partners Co. Ltd.	14,544	626
	Max Co. Ltd.	39,118	624
	Okasan Securities Group Inc.	186,256	622
	Noevir Holdings Co. Ltd.	13,727	622
	eGuarantee Inc.	37,600	619
	One REIT Inc.	237	615
	Ichibanya Co. Ltd.	15,324	614
	Hyakugo Bank Ltd.	198,838	614
	Eizo Corp.	17,810	613
*,1	euglena Co. Ltd.	96,608	613
*	UACJ Corp.	26,569	612
	Noritz Corp.	41,141	605
	Okinawa Electric Power Co. Inc.	49,344	603
	Yokowo Co. Ltd.	26,240	603
	ASKUL Corp.	48,910	597
	BML Inc.	19,603	596
	S-Pool Inc.	65,260	595
	Showa Sangyo Co. Ltd.	25,186	590
	Nisshin Oillio Group Ltd.	22,490	589
	Musashino Bank Ltd.	36,551	588

		Shares	Market Value ($000)
	San-A Co. Ltd.	16,516	586
	Optex Group Co. Ltd.	43,868	585
	Hokkoku Financial Holdings Inc.	22,684	584
	Kato Sangyo Co. Ltd.	20,299	581
[1]	Aeon Hokkaido Corp.	62,300	581
	Maeda Kosen Co. Ltd.	19,400	579
	Takara Standard Co. Ltd.	48,381	576
	Kura Sushi Inc.	19,110	575
	ValueCommerce Co. Ltd.	18,600	573
	Mitani Sekisan Co. Ltd.	10,100	569
*	Oisix ra daichi Inc.	27,054	564
	Orient Corp.	526,345	563
	KOMEDA Holdings Co. Ltd.	30,358	562
	North Pacific Bank Ltd.	256,693	561
	Heiwado Co. Ltd.	33,262	560
	Mitsubishi Logisnext Co. Ltd.	64,361	559
	Create SD Holdings Co. Ltd.	20,699	559
	Maxell Ltd.	51,702	555
	Towa Corp.	24,538	555
	Starts Proceed Investment Corp.	296	555
	Star Micronics Co. Ltd.	43,443	551
	Gunze Ltd.	15,622	543
	Token Corp.	6,666	540
	Totetsu Kogyo Co. Ltd.	25,270	539
	Nissin Electric Co. Ltd.	42,490	536
	Yodogawa Steel Works Ltd.	25,170	536
	MCJ Co. Ltd.	62,308	535
	Nippon Densetsu Kogyo Co. Ltd.	41,038	533
	Yokogawa Bridge Holdings Corp.	28,359	530
	Nippon Pillar Packing Co. Ltd.	18,200	530
	Hosiden Corp.	52,934	528
	Hogy Medical Co. Ltd.	19,596	527
	Idec Corp.	24,679	526
	Organo Corp.	7,193	526
	FCC Co. Ltd.	40,838	525
	Ohsho Food Service Corp.	10,150	524
	S Foods Inc.	17,036	523
	Noritake Co. Ltd.	13,040	522
	Fujibo Holdings Inc.	15,549	520
	Ai Holdings Corp.	33,536	520
	Elecom Co. Ltd.	42,822	518
	Okinawa Financial Group Inc.	26,780	518
	Hioki EE Corp.	8,859	515
	Takara Leben Real Estate Investment Corp.	507	513
	Eiken Chemical Co. Ltd.	34,156	512
	Yamazen Corp.	58,692	511
	Prestige International Inc.	79,906	508
	SBS Holdings Inc.	16,300	503
	Mitsubishi Pencil Co. Ltd.	48,092	502
	Osaka Organic Chemical Industry Ltd.	18,200	501
	Life Corp.	18,610	500
	Morita Holdings Corp.	44,916	498
	Nissha Co. Ltd.	39,028	497
	Samty Residential Investment Corp.	489	497
	GLOBERIDE Inc.	20,600	496
	Tokyotokeiba Co. Ltd.	13,530	496
	Fujimori Kogyo Co. Ltd.	13,930	495
	LITALICO Inc.	19,800	494

		Shares	Market Value ($000)
	Osaka Soda Co. Ltd.	18,419	489
[1]	SAMTY Co. Ltd.	26,900	489
	Anicom Holdings Inc.	76,836	488
	United Super Markets Holdings Inc.	53,335	486
	Monogatari Corp.	8,942	486
	Tsugami Corp.	41,762	485
	Intage Holdings Inc.	31,650	484
	Mandom Corp.	40,027	480
	Topre Corp.	46,012	480
	Seiko Holdings Corp.	25,593	479
	Kameda Seika Co. Ltd.	13,138	477
	Daiho Corp.	14,924	476
	Tsubaki Nakashima Co. Ltd.	38,302	475
	eRex Co. Ltd.	35,961	475
	Kitz Corp.	81,488	474
	T Hasegawa Co. Ltd.	21,599	474
	Bunka Shutter Co. Ltd.	51,648	472
	TBS Holdings Inc.	31,537	472
	Shizuoka Gas Co. Ltd.	53,938	471
	Aida Engineering Ltd.	51,234	469
*	Nippon Sheet Glass Co. Ltd.	104,982	462
	Future Corp.	35,632	457
	Giken Ltd.	13,337	455
	Okamoto Industries Inc.	12,831	453
	Hyakujushi Bank Ltd.	32,678	451
	Sodick Co. Ltd.	64,514	450
	Roland Corp.	11,800	450
	Arata Corp.	12,849	449
	MEC Co. Ltd.	15,946	449
*,1	Chiyoda Corp.	151,308	447
	Nippon Seiki Co. Ltd.	50,091	447
	Ichigo Inc.	181,243	446
	Nippon Signal Co. Ltd.	56,521	440
	Nikkiso Co. Ltd.	59,520	439
	Keiyo Bank Ltd.	104,953	438
	Chudenko Corp.	23,582	436
	Retail Partners Co. Ltd.	42,200	436
	Nitta Corp.	17,811	436
	Arcland Sakamoto Co. Ltd.	31,880	435
	Maruwa Unyu Kikan Co. Ltd.	38,088	435
	Mori Trust Hotel REIT Inc.	422	434
	Aeon Delight Co. Ltd.	16,014	433
	Restar Holdings Corp.	25,327	431
	Raiznext Corp.	42,823	430
	Shibuya Corp.	19,404	430
	Fuji Media Holdings Inc.	42,384	428
	Daito Pharmaceutical Co. Ltd.	17,650	428
	Mitsui-Soko Holdings Co. Ltd.	20,500	427
	Sekisui Jushi Corp.	24,171	427
*,1	Change Inc.	33,700	426
	Kaga Electronics Co. Ltd.	16,418	425
	Ryosan Co. Ltd.	21,378	424
	Saibu Gas Holdings Co. Ltd.	22,192	423
*	MedPeer Inc.	16,688	422
	Gakken Holdings Co. Ltd.	46,012	421
	SKY Perfect JSAT Holdings Inc.	111,330	419
	Tamura Corp.	73,547	418
	Micronics Japan Co. Ltd.	30,247	417

		Shares	Market Value ($000)
	Trancom Co. Ltd.	5,872	417
	Bank of Nagoya Ltd.	16,018	416
	Shinmaywa Industries Ltd.	53,729	413
	Nagaileben Co. Ltd.	22,383	409
	Kanto Denka Kogyo Co. Ltd.	42,587	408
	Belc Co. Ltd.	8,658	407
	Riso Kagaku Corp.	22,683	407
	United Arrows Ltd.	25,078	405
	Shima Seiki Manufacturing Ltd.	26,768	405
	Pacific Industrial Co. Ltd.	41,992	401
	Exedy Corp.	27,163	399
	Shoei Foods Corp.	11,541	399
[1]	Ryoyo Electro Corp.	21,006	398
	Sanyo Special Steel Co. Ltd.	21,177	397
	J Trust Co. Ltd.	94,143	396
	IR Japan Holdings Ltd.	8,900	396
	San-Ai Oil Co. Ltd.	48,442	395
	Ricoh Leasing Co. Ltd.	12,137	394
	Hirata Corp.	7,815	394
	Maruzen Showa Unyu Co. Ltd.	14,038	390
	Iino Kaiun Kaisha Ltd.	82,895	389
	Yellow Hat Ltd.	27,966	388
	Aruhi Corp.	38,721	388
	Katakura Industries Co. Ltd.	19,500	387
	Senshu Ikeda Holdings Inc.	244,764	387
[1]	Ringer Hut Co. Ltd.	20,098	385
	Bell System24 Holdings Inc.	31,148	385
	Sato Holdings Corp.	21,793	384
	Keihanshin Building Co. Ltd.	33,031	382
	Pasona Group Inc.	17,220	381
	Axial Retailing Inc.	13,334	379
	Nippon Ceramic Co. Ltd.	17,710	379
	TOMONY Holdings Inc.	132,808	377
	Mitsubishi Shokuhin Co. Ltd.	15,335	376
	Chugoku Marine Paints Ltd.	46,736	375
	Tokyu Construction Co. Ltd.	60,880	374
	Solasto Corp.	40,700	374
	Fukushima Galilei Co. Ltd.	10,148	373
	Yuasa Trading Co. Ltd.	14,726	373
*,1	W-Scope Corp.	49,083	373
	Carta Holdings Inc.	22,300	372
	Shikoku Chemicals Corp.	29,844	371
	Teikoku Sen-I Co. Ltd.	21,303	371
	Adastria Co. Ltd.	24,672	370
	Pressance Corp.	20,263	370
	Nippon Kanzai Co. Ltd.	15,025	369
	Plenus Co. Ltd.	21,590	369
	Kanematsu Electronics Ltd.	11,145	368
	Nohmi Bosai Ltd.	20,000	368
	Sanyo Denki Co. Ltd.	7,859	366
	Itochu Enex Co. Ltd.	41,788	365
[1]	Kisoji Co. Ltd.	19,100	365
	Argo Graphics Inc.	13,300	363
	Mitsuuroko Group Holdings Co. Ltd.	40,200	362
	Nippon Road Co. Ltd.	4,974	362
	Nishio Rent All Co. Ltd.	14,733	361
	Weathernews Inc.	5,274	360
	Nissan Shatai Co. Ltd.	59,810	359

		Shares	Market Value ($000)
[1]	Pharma Foods International Co. Ltd.	25,306	359
	Hiday Hidaka Corp.	24,749	358
	Mitsuboshi Belting Ltd.	19,401	358
	Noritsu Koki Co. Ltd.	19,905	358
	Aichi Bank Ltd.	8,459	355
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,862	355
	Nippon Television Holdings Inc.	33,762	353
	Siix Corp.	30,836	352
	Oiles Corp.	25,171	352
	Wakita & Co. Ltd.	39,899	352
	Oyo Corp.	19,102	351
	FULLCAST Holdings Co. Ltd.	18,396	346
	METAWATER Co. Ltd.	19,496	346
	Mizuno Corp.	17,815	343
	Fujicco Co. Ltd.	20,301	342
	KFC Holdings Japan Ltd.	13,634	341
	Toyo Tanso Co. Ltd.	13,235	340
	RS Technologies Co. Ltd.	6,700	340
	Hamakyorex Co. Ltd.	13,629	339
	Konishi Co. Ltd.	23,680	338
*	Leopalace21 Corp.	230,376	338
	Taihei Dengyo Kaisha Ltd.	14,230	337
	Komatsu Matere Co. Ltd.	30,943	335
	Usen-Next Holdings Co. Ltd.	15,894	334
	Nippon Thompson Co. Ltd.	62,394	333
	Furukawa Co. Ltd.	29,647	332
	Piolax Inc.	21,888	332
	Koa Corp.	26,069	332
	Toyo Construction Co. Ltd.	66,670	332
	Doutor Nichires Holdings Co. Ltd.	23,871	332
	Base Co. Ltd.	9,300	332
	Avex Inc.	29,555	331
	Macromill Inc.	34,287	331
[1]	Toa Corp.	15,618	330
	DyDo Group Holdings Inc.	7,959	329
	SWCC Showa Holdings Co. Ltd.	20,899	329
	Nippon Koei Co. Ltd.	12,635	328
	Takasago International Corp.	13,333	327
	Sakata INX Corp.	38,706	326
	Joshin Denki Co. Ltd.	17,814	325
	Tsukishima Kikai Co. Ltd.	34,137	325
	Nitto Kogyo Corp.	24,077	324
	Zuken Inc.	12,535	324
	Uchida Yoko Co. Ltd.	8,159	323
	Japan Pulp & Paper Co. Ltd.	9,249	322
	Curves Holdings Co. Ltd.	52,568	321
	Ishihara Sangyo Kaisha Ltd.	32,039	320
	Relia Inc.	37,706	319
	Daiichi Jitsugyo Co. Ltd.	8,757	319
	Tokyo Kiraboshi Financial Group Inc.	23,265	319
	Nittetsu Mining Co. Ltd.	5,672	317
	Toho Bank Ltd.	169,750	316
	TPR Co. Ltd.	24,872	315
[1]	Insource Co. Ltd.	19,700	315
	HI-LEX Corp.	26,100	314
	Financial Products Group Co. Ltd.	54,318	313
	Nippon Carbon Co. Ltd.	8,951	312
	VT Holdings Co. Ltd.	80,194	311

		Shares	Market Value ($000)
*	Nichi-iko Pharmaceutical Co. Ltd.	48,705	311
	Hokuto Corp.	18,305	310
	Valqua Ltd.	13,931	310
	Tsurumi Manufacturing Co. Ltd.	20,904	310
	Yondoshi Holdings Inc.	20,118	308
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	307
	Sinko Industries Ltd.	19,209	306
	Shin-Etsu Polymer Co. Ltd.	31,932	306
	Doshisha Co. Ltd.	22,997	305
	Infocom Corp.	19,115	305
	Sakai Moving Service Co. Ltd.	7,859	301
	TechMatrix Corp.	21,000	299
	Seikagaku Corp.	36,422	298
	Chofu Seisakusho Co. Ltd.	17,311	297
	Fuji Co. Ltd.	18,016	297
	PAL GROUP Holdings Co. Ltd.	20,302	296
	Direct Marketing MiX Inc.	24,000	296
	ESPEC Corp.	16,612	295
	Zenrin Co. Ltd.	35,095	295
	Obara Group Inc.	10,145	294
	Yokorei Co. Ltd.	39,527	294
	Hosokawa Micron Corp.	11,542	293
	Tamron Co. Ltd.	13,427	293
	Tenma Corp.	13,434	293
	Riso Kyoiku Co. Ltd.	82,000	292
	gremz Inc.	17,300	291
	Sintokogio Ltd.	48,078	290
	Torii Pharmaceutical Co. Ltd.	11,642	289
	Bando Chemical Industries Ltd.	37,903	288
[1]	Keiyo Co. Ltd.	38,414	288
	Komori Corp.	48,087	288
	Aomori Bank Ltd.	17,210	286
	Belluna Co. Ltd.	45,177	286
	IDOM Inc.	49,353	285
	Nippon Denko Co. Ltd.	107,376	285
	Union Tool Co.	8,756	284
	Tokushu Tokai Paper Co. Ltd.	7,860	283
	Maxvalu Tokai Co. Ltd.	11,800	282
	Cybozu Inc.	22,588	280
	Mimasu Semiconductor Industry Co. Ltd.	13,034	280
	San ju San Financial Group Inc.	21,073	280
	Japan Transcity Corp.	49,476	278
	Pacific Metals Co. Ltd.	13,833	276
	T-Gaia Corp.	19,004	276
	TOC Co. Ltd.	44,392	276
	YAMABIKO Corp.	30,247	276
	Miyazaki Bank Ltd.	14,971	275
	Bank of the Ryukyus Ltd.	39,342	274
	Tokyo Electron Device Ltd.	5,672	273
	Kurabo Industries Ltd.	16,604	272
	Inageya Co. Ltd.	22,165	270
	Alpen Co. Ltd.	15,528	270
	Konoike Transport Co. Ltd.	26,159	268
	Midac Holdings Co. Ltd.	11,435	268
	Press Kogyo Co. Ltd.	79,693	266
	Ines Corp.	20,288	265
	Fukui Bank Ltd.	21,296	264
*	Nippon Chemi-Con Corp.	18,596	264

		Shares	Market Value ($000)
	Sanyo Electric Railway Co. Ltd.	15,123	264
	Genky DrugStores Co. Ltd.	8,400	264
	Kyoei Steel Ltd.	19,402	264
	Elan Corp.	30,000	264
	Airtrip Corp.	10,600	264
	Hibiya Engineering Ltd.	15,995	263
	Daikyonishikawa Corp.	50,945	263
	Marudai Food Co. Ltd.	19,196	262
	NS United Kaiun Kaisha Ltd.	9,855	262
	Ehime Bank Ltd.	32,341	261
	Tama Home Co. Ltd.	12,800	261
	Key Coffee Inc.	14,522	260
	Sinfonia Technology Co. Ltd.	24,678	260
[1]	Toho Zinc Co. Ltd.	12,538	260
	Hoosiers Holdings	43,400	260
	Daiken Corp.	14,035	259
	Roland DG Corp.	10,946	259
	Hakuto Co. Ltd.	11,645	259
*	SRE Holdings Corp.	6,683	259
	DKS Co. Ltd.	10,000	257
	Hodogaya Chemical Co. Ltd.	5,373	256
	Asahi Diamond Industrial Co. Ltd.	48,160	255
	Yukiguni Maitake Co. Ltd.	25,000	254
	Tachi-S Co. Ltd.	24,271	253
	Starzen Co. Ltd.	14,332	253
	Geo Holdings Corp.	25,464	252
*	Kappa Create Co. Ltd.	21,493	252
	Nippon Yakin Kogyo Co. Ltd.	12,631	252
	Okabe Co. Ltd.	38,911	252
	Tokai Corp.	16,018	252
*	Atrae Inc.	14,676	252
	Meisei Industrial Co. Ltd.	40,984	251
	ARTERIA Networks Corp.	21,200	251
	Bank of Iwate Ltd.	15,124	250
	Eagle Industry Co. Ltd.	25,976	249
	Qol Holdings Co. Ltd.	21,327	248
	Mitsui DM Sugar Holdings Co. Ltd.	14,329	247
	Onward Holdings Co. Ltd.	97,959	246
	Aichi Steel Corp.	10,847	244
	Sakai Chemical Industry Co. Ltd.	13,428	244
	Matsuda Sangyo Co. Ltd.	11,843	243
	Dai-Dan Co. Ltd.	12,369	243
	TV Asahi Holdings Corp.	18,600	242
	V Technology Co. Ltd.	7,958	242
	Marusan Securities Co. Ltd.	53,329	242
	Akita Bank Ltd.	16,024	241
	J-Oil Mills Inc.	16,316	241
	COLOPL Inc.	43,782	241
*	Unipres Corp.	34,320	240
	Canon Electronics Inc.	16,916	239
[1]	Rock Field Co. Ltd.	17,912	239
	JAC Recruitment Co. Ltd.	13,734	239
	Kyokuyo Co. Ltd.	8,657	238
	Pack Corp.	10,146	238
	Arcland Service Holdings Co. Ltd.	12,536	238
	WingArc1st Inc.	21,100	238
	Goldcrest Co. Ltd.	15,126	237
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	237

		Shares	Market Value ($000)
	Daiwa Industries Ltd.	23,977	236
	DKK Co. Ltd.	11,646	236
	Fujio Food Group Inc.	20,800	236
	Oita Bank Ltd.	14,029	235
	Toho Titanium Co. Ltd.	30,250	235
	Sumitomo Densetsu Co. Ltd.	12,835	234
	Takamatsu Construction Group Co. Ltd.	13,429	233
	Ryobi Ltd.	24,477	233
	CMK Corp.	46,881	232
	Shikoku Bank Ltd.	33,436	232
	Tachibana Eletech Co. Ltd.	17,100	232
	Yamagata Bank Ltd.	27,958	232
	Yamanashi Chuo Bank Ltd.	28,156	229
	Sun Frontier Fudousan Co. Ltd.	25,204	229
	Alconix Corp.	19,620	229
	Koshidaka Holdings Co. Ltd.	42,168	229
	Onoken Co. Ltd.	15,930	228
	Yonex Co. Ltd.	36,528	228
*	Matsuya Co. Ltd.	36,619	227
	Computer Engineering & Consulting Ltd.	24,128	226
	Cawachi Ltd.	11,246	226
	Shinko Shoji Co. Ltd.	28,830	225
	JVCKenwood Corp.	145,475	224
	Ichikoh Industries Ltd.	50,744	223
*	Aoyama Trading Co. Ltd.	37,582	222
	Matsuyafoods Holdings Co. Ltd.	7,163	222
	Tosei Corp.	24,273	222
	Nippon Rietec Co. Ltd.	18,500	222
*,1	giftee Inc.	20,941	222
	Nichiden Corp.	11,540	221
	Tess Holdings Co. Ltd.	17,200	221
	ES-Con Japan Ltd.	32,800	219
	Sumitomo Seika Chemicals Co. Ltd.	8,159	219
	Takara Leben Co. Ltd.	80,012	218
	G-Tekt Corp.	18,104	218
[1]	Broadleaf Co. Ltd.	71,326	218
	Shinwa Co. Ltd.	12,349	217
	Daido Metal Co. Ltd.	39,634	217
	FIDEA Holdings Co. Ltd.	17,890	217
	Itochu-Shokuhin Co. Ltd.	5,076	215
	Sinanen Holdings Co. Ltd.	8,160	215
	Shin Nippon Air Technologies Co. Ltd.	12,000	214
	Riken Vitamin Co. Ltd.	14,428	213
	Aiphone Co. Ltd.	11,145	212
	Poletowin Pitcrew Holdings Inc.	25,600	210
	Vital KSK Holdings Inc.	30,842	209
	Chubu Shiryo Co. Ltd.	23,379	208
*	Mitsui E&S Holdings Co. Ltd.	68,157	208
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	208
	Mie Kotsu Group Holdings Inc.	51,136	208
	Proto Corp.	17,900	208
	JP-Holdings Inc.	100,445	205
	Shin Nippon Biomedical Laboratories Ltd.	19,210	205
	Denyo Co. Ltd.	13,729	202
*,1	KNT-CT Holdings Co. Ltd.	17,349	202
	Sparx Group Co. Ltd.	88,900	202
*	Oriental Shiraishi Corp.	96,929	202
*	TSI Holdings Co. Ltd.	73,484	201

		Shares	Market Value ($000)
	Anest Iwata Corp.	29,550	200
	Yurtec Corp.	33,551	200
	Nissin Sugar Co. Ltd.	13,400	200
	Enplas Corp.	7,851	199
	Kamei Corp.	22,696	198
[1]	Fujiya Co. Ltd.	9,951	197
[1]	Taki Chemical Co. Ltd.	4,300	197
	Tochigi Bank Ltd.	101,542	197
	Furuno Electric Co. Ltd.	22,289	196
*	Vision Inc.	22,313	195
	Tonami Holdings Co. Ltd.	5,969	194
	YAKUODO Holdings Co. Ltd.	9,552	194
	Nichireki Co. Ltd.	17,500	194
	Futaba Industrial Co. Ltd.	53,129	193
	G-7 Holdings Inc.	16,000	193
	Daikokutenbussan Co. Ltd.	4,877	192
	Tanseisha Co. Ltd.	30,449	191
	Nissei ASB Machine Co. Ltd.	7,063	190
	Okuwa Co. Ltd.	23,977	190
*	Shindengen Electric Manufacturing Co. Ltd.	6,464	190
	Toyo Corp.	20,795	190
	Halows Co. Ltd.	7,861	189
	Alpha Systems Inc.	5,967	188
	Mitsubishi Research Institute Inc.	5,771	188
	Tekken Corp.	11,842	187
	Futaba Corp.	31,735	186
*,1	Japan Display Inc.	576,339	186
	Happinet Corp.	14,134	185
	Stella Chemifa Corp.	8,459	185
	Icom Inc.	9,055	185
	CONEXIO Corp.	15,324	185
[1]	YA-MAN Ltd.	23,370	185
*	Kintetsu Department Store Co. Ltd.	7,958	184
	CI Takiron Corp.	38,420	184
[1]	Vector Inc.	21,694	184
	I'll Inc.	16,700	183
	Toenec Corp.	6,568	182
	Aisan Industry Co. Ltd.	30,051	181
	Studio Alice Co. Ltd.	9,656	181
	Nichiban Co. Ltd.	11,800	181
*	Modec Inc.	17,909	180
[1]	Fukuda Corp.	4,776	179
	Ichiyoshi Securities Co. Ltd.	30,438	179
	Ryoden Corp.	11,940	179
	Riken Technos Corp.	43,193	178
	Shibusawa Warehouse Co. Ltd.	9,556	178
	LEC Inc.	22,484	178
	EM Systems Co. Ltd.	31,500	178
	JM Holdings Co. Ltd.	12,600	178
	Teikoku Electric Manufacturing Co. Ltd.	15,418	177
	Marvelous Inc.	27,269	177
	Advan Group Co. Ltd.	20,987	176
	Melco Holdings Inc.	5,559	176
	Tayca Corp.	15,288	176
	CTS Co. Ltd.	25,891	175
	Miroku Jyoho Service Co. Ltd.	16,712	175
	KeePer Technical Laboratory Co. Ltd.	10,626	175
	Riken Corp.	7,660	174

		Shares	Market Value ($000)
	ASAHI YUKIZAI Corp.	11,044	172
	Optorun Co. Ltd.	8,400	172
	Aichi Corp.	24,182	171
	AOKI Holdings Inc.	33,423	171
	Moriroku Holdings Co. Ltd.	10,200	171
	Nagatanien Holdings Co. Ltd.	10,048	170
	Sumida Corp.	19,355	170
	World Holdings Co. Ltd.	8,400	170
	GMO GlobalSign Holdings KK	5,811	170
	Chiyoda Integre Co. Ltd.	10,546	169
	Koatsu Gas Kogyo Co. Ltd.	25,873	169
	Rheon Automatic Machinery Co. Ltd.	18,386	169
	ASKA Pharmaceutical Holdings Co. Ltd.	19,704	169
	Xebio Holdings Co. Ltd.	21,398	168
	Kyodo Printing Co. Ltd.	7,165	167
	France Bed Holdings Co. Ltd.	21,498	167
[1]	Hito Communications Holdings Inc.	9,253	167
	WDB Holdings Co. Ltd.	7,076	167
	Digital Holdings Inc.	14,700	166
	Sankyo Seiko Co. Ltd.	33,535	166
	Medical Data Vision Co. Ltd.	18,726	166
	Fudo Tetra Corp.	11,771	165
	Amuse Inc.	9,354	165
	Hokkaido Gas Co. Ltd.	12,649	165
	Kyosan Electric Manufacturing Co. Ltd.	44,483	164
	Nippon Parking Development Co. Ltd.	139,410	164
	JDC Corp.	35,500	164
	Tosho Co. Ltd.	12,931	163
	Sumitomo Riko Co. Ltd.	31,833	163
	K&O Energy Group Inc.	12,436	163
	Feed One Co. Ltd.	26,468	163
	Bank of Saga Ltd.	12,244	162
	Chukyo Bank Ltd.	11,145	162
	Kurimoto Ltd.	11,945	162
	Topy Industries Ltd.	16,918	162
[1]	Kansai Super Market Ltd.	18,112	161
	Neturen Co. Ltd.	30,740	160
	St. Marc Holdings Co. Ltd.	12,234	160
	JSP Corp.	11,248	158
*,1	Sagami Holdings Corp.	17,211	158
	Toyo Kanetsu KK	7,260	158
	Dai Nippon Toryo Co. Ltd.	22,386	157
	Fukui Computer Holdings Inc.	5,969	156
	Yorozu Corp.	18,513	156
*	World Co. Ltd.	15,500	156
	Arakawa Chemical Industries Ltd.	15,422	155
	Nihon Nohyaku Co. Ltd.	33,681	155
	Kanagawa Chuo Kotsu Co. Ltd.	5,370	155
	Shinnihon Corp.	23,682	155
	Towa Bank Ltd.	33,647	155
	Nippon Coke & Engineering Co. Ltd.	136,722	154
	Tokyo Energy & Systems Inc.	18,910	154
	Chori Co. Ltd.	9,952	153
	Yahagi Construction Co. Ltd.	22,986	153
	SRA Holdings	6,168	153
[1]	SB Technology Corp.	7,300	152
	Asahi Co. Ltd.	12,343	151
	BRONCO BILLY Co. Ltd.	8,059	151

		Shares	Market Value ($000)
*,1	Optim Corp.	17,782	151
	Krosaki Harima Corp.	3,781	150
	Torishima Pump Manufacturing Co. Ltd.	18,601	150
	Link And Motivation Inc.	38,000	150
	Kanaden Corp.	16,616	149
[1]	Sanoh Industrial Co. Ltd.	20,698	149
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	148
	Toa Oil Co. Ltd.	5,273	148
	Ebase Co. Ltd.	33,400	148
	Osaki Electric Co. Ltd.	36,610	147
	Enigmo Inc.	27,100	147
	Kenko Mayonnaise Co. Ltd.	12,438	146
	Nissin Corp.	10,549	146
	Shimizu Bank Ltd.	10,263	146
*	Open Door Inc.	10,900	146
	Japan Medical Dynamic Marketing Inc.	11,155	146
	Ministop Co. Ltd.	11,444	145
*	PIA Corp.	5,171	144
	Iseki & Co. Ltd.	12,431	144
	Rokko Butter Co. Ltd.	10,944	144
	Toa Corp. (XTKS)	20,697	144
	Nihon Chouzai Co. Ltd.	12,338	143
	Chiyoda Co. Ltd.	21,187	142
	Cosel Co. Ltd.	19,897	142
	Hochiki Corp.	13,600	142
*	Fujita Kanko Inc.	6,965	141
*	Unitika Ltd.	52,343	141
	Nippon Sharyo Ltd.	8,068	140
	V-Cube Inc.	20,628	140
	Hisaka Works Ltd.	19,202	139
	Kawada Technologies Inc.	4,080	138
	Nitto Kohki Co. Ltd.	9,450	137
	Tomoku Co. Ltd.	9,056	137
	ST Corp.	10,349	136
	Sankyo Tateyama Inc.	24,977	136
	Elematec Corp.	14,728	134
	Seika Corp.	9,954	134
	FAN Communications Inc.	40,603	134
	Pronexus Inc.	13,931	133
	Kyokuto Securities Co. Ltd.	20,100	132
[1]	Media Do Co. Ltd.	5,930	132
	Achilles Corp.	12,130	131
	Sanei Architecture Planning Co. Ltd.	9,400	131
	ZIGExN Co. Ltd.	51,600	130
	Yamashin-Filter Corp.	35,599	129
	Honeys Holdings Co. Ltd.	14,230	128
*	BrainPad Inc.	13,140	128
	Fuso Pharmaceutical Industries Ltd.	6,867	126
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	126
*	OSAKA Titanium Technologies Co. Ltd.	17,314	125
	Taisei Lamick Co. Ltd.	5,274	125
	NEC Capital Solutions Ltd.	6,866	125
	Central Security Patrols Co. Ltd.	6,202	124
	Maezawa Kyuso Industries Co. Ltd.	14,416	123
*	WATAMI Co. Ltd.	15,818	123
[1]	Raccoon Holdings Inc.	11,547	122
	Mars Group Holdings Corp.	8,558	121
[1]	Taiko Pharmaceutical Co. Ltd.	23,131	121

		Shares	Market Value ($000)
	Foster Electric Co. Ltd.	18,598	120
	Okura Industrial Co. Ltd.	6,964	120
	Takaoka Toko Co. Ltd.	9,752	120
	Fixstars Corp.	18,700	120
	Fuji Pharma Co. Ltd.	13,730	119
	Yushin Precision Equipment Co. Ltd.	19,504	119
	CAC Holdings Corp.	10,247	118
	MTI Ltd.	24,078	117
	Artnature Inc.	19,006	116
	Hokkan Holdings Ltd.	9,355	115
	Nisso Corp.	16,400	113
	Akatsuki Inc.	4,800	112
	Zuiko Corp.	16,128	111
	LIFULL Co. Ltd.	57,339	110
	Central Sports Co. Ltd.	5,146	109
[1]	Furukawa Battery Co. Ltd.	9,763	109
*	KLab Inc.	28,264	108
	Aeon Fantasy Co. Ltd.	6,370	107
*	Mitsuba Corp.	30,939	107
	Sourcenext Corp.	77,200	106
	CMIC Holdings Co. Ltd.	8,158	106
	Nihon Trim Co. Ltd.	3,879	105
	I-PEX Inc.	6,966	105
[1]	Kitanotatsujin Corp.	54,100	105
	Chuo Spring Co. Ltd.	15,928	104
[1]	Tokyo Individualized Educational Institute Inc.	20,004	104
	Godo Steel Ltd.	8,458	104
	Corona Corp. Class A	13,240	102
	Nihon Tokushu Toryo Co. Ltd.	13,800	102
*	Kourakuen Holdings Corp.	8,557	100
	Sekisui Kasei Co. Ltd.	24,382	98
	Tv Tokyo Holdings Corp.	5,674	98
	Oro Co. Ltd.	4,700	98
*	Akebono Brake Industry Co. Ltd.	64,876	97
	Osaka Steel Co. Ltd.	9,448	97
	Airport Facilities Co. Ltd.	19,815	94
[1]	Kojima Co. Ltd.	20,493	94
	Japan Best Rescue System Co. Ltd.	12,400	94
	Taiho Kogyo Co. Ltd.	13,235	92
[1]	Kamakura Shinsho Ltd.	20,500	91
	Ubicom Holdings Inc.	4,600	88
	Tsutsumi Jewelry Co. Ltd.	5,567	87
	Wowow Inc.	5,849	85
*	COOKPAD Inc.	39,391	84
[1]	Inaba Seisakusho Co. Ltd.	7,463	83
*,1	Toho Co. Ltd.	8,659	81
*	RPA Holdings Inc.	28,222	81
*	FDK Corp.	10,764	79
*	Gurunavi Inc.	24,584	79
[1]	Daisyo Corp.	8,858	78
	Ohara Inc.	8,300	78
	Shimojima Co. Ltd.	8,651	77
	Sac's Bar Holdings Inc.	17,116	77
	Cleanup Corp.	16,030	75
*,1	Gunosy Inc.	11,600	75
	Chuetsu Pulp & Paper Co. Ltd.	8,359	71
*	Istyle Inc.	42,576	71
	Gecoss Corp.	9,850	69

		Shares	Market Value ($000)
*	Jamco Corp.	9,155	65
	Takihyo Co. Ltd.	5,276	64
*	TerraSky Co. Ltd.	5,090	64
	Takamiya Co. Ltd.	17,916	63
	Fibergate Inc.	6,726	63
*	Right On Co. Ltd.	10,250	62
	Sanshin Electronics Co. Ltd.	4,700	61
*	CHIMNEY Co. Ltd.	5,968	61
*	Tokyo Base Co. Ltd.	14,500	57
	Ateam Inc.	8,657	55
	Linical Co. Ltd.	9,651	54
[1]	Kanamic Network Co. Ltd.	13,200	52
	PC Depot Corp.	18,600	47
	Nakayama Steel Works Ltd.	9,829	37
	Robot Home Inc.	16,182	32
*,1	Laox Co. Ltd.	20,983	27
*	Heroz Inc.	3,000	25
	Tokyo Rakutenchi Co. Ltd.	600	20
*	Edulab Inc.	2,100	14
[1]	Grace Technology Inc.	18,742	2
			4,984,769
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	612,400	11,267
*	Auckland International Airport Ltd.	1,266,875	6,014
	Spark New Zealand Ltd.	2,046,542	5,849
	Mainfreight Ltd.	87,478	4,827
	Contact Energy Ltd.	841,292	4,361
	Meridian Energy Ltd.	1,340,617	3,864
	Fletcher Building Ltd.	877,438	3,732
	EBOS Group Ltd.	115,467	2,968
	Ryman Healthcare Ltd.	451,907	2,955
*,1	a2 Milk Co. Ltd.	796,500	2,937
	Infratil Ltd.	556,602	2,778
	Mercury NZ Ltd.	742,859	2,731
	Chorus Ltd.	499,523	2,287
	Summerset Group Holdings Ltd.	254,049	2,048
	Goodman Property Trust	1,213,543	1,985
	Precinct Properties New Zealand Ltd.	1,573,735	1,672
	Freightways Ltd.	195,287	1,555
	SKYCITY Entertainment Group Ltd.	862,952	1,551
	Kiwi Property Group Ltd.	1,804,574	1,352
	Z Energy Ltd.	513,635	1,201
	Genesis Energy Ltd.	605,053	1,065
	Vital Healthcare Property Trust	458,073	939
	Argosy Property Ltd.	859,658	846
	Heartland Group Holdings Ltd.	469,922	732
	Arvida Group Ltd.	612,331	685
	Oceania Healthcare Ltd.	746,193	582
	Vector Ltd.	225,485	577
	Skellerup Holdings Ltd.	147,477	573
*	Pushpay Holdings Ltd.	725,665	521
*	Air New Zealand Ltd.	478,039	454
*	Pacific Edge Ltd.	628,684	449
	Kathmandu Holdings Ltd.	483,336	447
	Stride Property Group	317,436	419
[1]	Scales Corp. Ltd.	99,647	316
*	Serko Ltd.	77,445	270
*	SKY Network Television Ltd.	160,426	255

		Shares	Market Value ($000)
*	Vista Group International Ltd.	179,170	247
*	Restaurant Brands New Zealand Ltd.	23,921	228
*	Tourism Holdings Ltd.	124,256	223
*	Synlait Milk Ltd.	89,863	187
			77,949
Singapore (3.0%)
	DBS Group Holdings Ltd.	1,926,113	50,593
	Oversea-Chinese Banking Corp. Ltd.	3,739,797	34,811
	United Overseas Bank Ltd.	1,382,090	30,888
	Singapore Telecommunications Ltd.	8,090,915	14,671
	Ascendas REIT	3,649,610	7,485
	CapitaLand Integrated Commercial Trust	5,059,771	7,295
	Wilmar International Ltd.	2,236,416	7,114
*	Capitaland Investment Ltd.	2,772,305	7,113
	Keppel Corp. Ltd.	1,543,360	6,507
	Singapore Exchange Ltd.	880,018	6,091
*	Singapore Airlines Ltd.	1,394,183	5,200
	Singapore Technologies Engineering Ltd.	1,661,530	4,618
	Mapletree Logistics Trust	3,160,872	3,978
	Venture Corp. Ltd.	283,616	3,716
	Mapletree Industrial Trust	1,933,121	3,601
	Genting Singapore Ltd.	6,248,994	3,415
	Frasers Logistics & Commercial Trust	3,067,356	3,121
	Mapletree Commercial Trust	2,281,237	3,053
	Singapore Press Holdings Ltd.	1,750,157	3,019
	UOL Group Ltd.	551,297	2,990
	Suntec REIT	2,326,666	2,628
	City Developments Ltd.	491,517	2,582
	ComfortDelGro Corp. Ltd.	2,290,804	2,313
	NetLink NBN Trust	3,161,600	2,274
*	SATS Ltd.	731,041	2,126
	Keppel DC REIT	1,330,578	2,112
	Mapletree North Asia Commercial Trust	2,546,300	2,042
	Frasers Centrepoint Trust	1,135,043	1,906
	Keppel REIT	2,222,482	1,852
	Sembcorp Industries Ltd.	991,168	1,683
	Jardine Cycle & Carriage Ltd.	109,027	1,639
	Parkway Life REIT	458,054	1,629
	Ascott Residence Trust	2,099,598	1,591
	Keppel Infrastructure Trust	3,817,280	1,584
	Hutchison Port Holdings Trust Class U	5,646,999	1,334
	Golden Agri-Resources Ltd.	6,763,950	1,236
	CapitaLand China Trust	1,322,730	1,159
	Haw Par Corp. Ltd.	133,000	1,146
	Manulife US REIT	1,681,475	1,087
*	Sembcorp Marine Ltd.	17,453,725	1,065
	AEM Holdings Ltd.	299,600	1,007
	Olam International Ltd.	767,800	959
	Ascendas India Trust	985,000	951
	ESR-REIT	3,014,660	950
	Raffles Medical Group Ltd.	965,037	916
	ARA LOGOS Logistics Trust	1,447,743	886
	Cromwell European REIT	311,880	813
	SPH REIT	1,120,820	799
	Keppel Pacific Oak US REIT	1,029,000	762
	iFAST Corp. Ltd.	159,400	740
	Starhill Global REIT	1,590,101	732
	CDL Hospitality Trusts	844,653	711

		Shares	Market Value ($000)
	Singapore Post Ltd.	1,470,729	694
	OUE Commercial REIT	2,062,216	627
	First Resources Ltd.	507,789	623
	StarHub Ltd.	601,070	575
	AIMS APAC REIT	547,900	565
	Lendlease Global Commercial REIT	822,000	501
	Sheng Siong Group Ltd.	428,899	474
	Far East Hospitality Trust	1,139,089	469
	Prime US REIT	603,753	468
	Wing Tai Holdings Ltd.	349,952	458
	Nanofilm Technologies International Ltd.	213,000	450
	Sabana Industrial REIT	1,319,259	430
	Thomson Medical Group Ltd.	6,192,700	382
*	SIA Engineering Co. Ltd.	214,009	341
	Riverstone Holdings Ltd.	565,500	295
*,3	Best World International Ltd.	259,100	249
	Frasers Hospitality Trust	713,300	235
	First REIT	947,408	215
	Lippo Malls Indonesia Retail Trust	5,016,496	197
	Asian Pay Television Trust	1,761,217	177
*	COSCO Shipping International Singapore Co. Ltd.	847,800	158
	Silverlake Axis Ltd.	702,936	123
	Bumitama Agri Ltd.	289,847	118
*	Yoma Strategic Holdings Ltd.	1,014,847	101
*,3	Eagle Hospitality Trust	700,500	96
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*,3	Hyflux Ltd.	516,932	—
*,1	Ezion Holdings Ltd. Warrants Exp. 4/16/23	1,048,679	—
			263,529
South Korea (13.2%)
	Samsung Electronics Co. Ltd.	5,007,630	311,470
	SK Hynix Inc.	553,293	57,270
	Samsung Electronics Co. Ltd. Preference Shares	908,449	51,098
	NAVER Corp.	144,062	38,053
	Samsung SDI Co. Ltd.	56,458	28,019
	LG Chem Ltd.	49,676	26,629
	Hyundai Motor Co.	151,429	24,407
	Kakao Corp.	291,727	21,072
	KB Financial Group Inc.	414,635	20,549
	Kia Corp.	275,145	19,185
	Shinhan Financial Group Co. Ltd.	531,914	17,037
	POSCO	69,393	15,523
	Celltrion Inc.	115,626	14,695
	Hyundai Mobis Co. Ltd.	68,256	13,399
	LG Electronics Inc.	117,028	12,714
	Hana Financial Group Inc.	308,249	11,614
*	SK Innovation Co. Ltd.	58,017	10,648
	Samsung Electro-Mechanics Co. Ltd.	59,697	9,082
*,2	Samsung Biologics Co. Ltd.	14,255	8,825
	Samsung C&T Corp.	89,803	8,124
	NCSoft Corp.	17,955	8,090
	LG Household & Health Care Ltd.	9,736	7,920
	SK Inc.	40,740	7,542
	KT&G Corp.	116,093	7,499
	Woori Financial Group Inc.	585,299	7,201
*,1	HMM Co. Ltd.	374,365	6,970
*	Krafton Inc.	29,956	6,941
	LG Corp.	96,735	5,982

		Shares	Market Value ($000)
	Samsung Fire & Marine Insurance Co. Ltd.	34,706	5,801
*	KakaoBank Corp.	146,502	5,090
*,1	Doosan Heavy Industries & Construction Co. Ltd.	322,139	4,844
	Korea Electric Power Corp.	272,530	4,686
	Amorepacific Corp.	35,713	4,658
	LG Innotek Co. Ltd.	15,094	4,538
*	Korean Air Lines Co. Ltd.	186,374	4,500
	Korea Zinc Co. Ltd.	10,552	4,489
	Celltrion Healthcare Co. Ltd.	79,492	4,200
	Samsung SDS Co. Ltd.	33,778	4,010
[1]	LG Display Co. Ltd.	237,893	4,001
*	HYBE Co. Ltd.	18,305	3,706
	Coway Co. Ltd.	60,679	3,496
	Samsung Life Insurance Co. Ltd.	67,943	3,441
[1]	L&F Co. Ltd.	23,041	3,405
	SK Telecom Co. Ltd.	71,404	3,398
	S-Oil Corp.	44,416	3,372
	Hyundai Motor Co. Preference Shares (XKRS)	40,493	3,293
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	46,642	3,153
*	Samsung Engineering Co. Ltd.	169,398	3,100
*	SK Bioscience Co. Ltd.	21,391	2,988
*	Samsung Heavy Industries Co. Ltd.	667,993	2,904
*	Hanwha Solutions Corp.	103,123	2,814
	Hyundai Engineering & Construction Co. Ltd.	77,815	2,787
[1]	POSCO Chemical Co. Ltd.	29,368	2,761
	Hyundai Glovis Co. Ltd.	20,108	2,751
*,2	SK IE Technology Co. Ltd.	27,494	2,699
	Hyundai Steel Co.	81,683	2,698
[1]	Ecopro BM Co. Ltd.	9,393	2,669
*,1	Pearl Abyss Corp.	33,242	2,652
	Yuhan Corp.	55,699	2,641
	Lotte Chemical Corp.	15,960	2,625
	Korea Investment Holdings Co. Ltd.	41,843	2,566
*,1	HLB Inc.	95,334	2,557
	Mirae Asset Securities Co. Ltd.	353,812	2,534
	CJ CheilJedang Corp.	8,711	2,527
*	Kangwon Land Inc.	119,247	2,507
	LG Uplus Corp.	229,346	2,499
	SKC Co. Ltd.	20,493	2,467
	E-MART Inc.	21,913	2,439
	Meritz Fire & Marine Insurance Co. Ltd.	62,501	2,407
	DB Insurance Co. Ltd.	47,953	2,402
	DB HiTek Co. Ltd.	37,361	2,387
	Industrial Bank of Korea	271,995	2,362
[1]	Kumho Petrochemical Co. Ltd.	19,003	2,359
*	F&F Co. Ltd.	3,417	2,358
	GS Engineering & Construction Corp.	68,735	2,287
	Hankook Tire & Technology Co. Ltd.	80,626	2,277
	Samsung Securities Co. Ltd.	66,828	2,256
	Hyundai Heavy Industries Holdings Co. Ltd.	55,140	2,223
	BNK Financial Group Inc.	323,172	2,180
	Korea Aerospace Industries Ltd.	71,386	2,146
	LG Chem Ltd. Preference Shares	8,267	2,099
*	SK Square Co. Ltd.	45,554	2,078
[1]	Hotel Shilla Co. Ltd.	32,453	1,968
	Orion Corp.Republic of Korea	23,850	1,952
[1]	Wemade Co. Ltd.	17,826	1,795
	Hanmi Pharm Co. Ltd.	8,440	1,742

		Shares	Market Value ($000)
	GS Holdings Corp.	53,526	1,728
*	SK Biopharmaceuticals Co. Ltd.	27,051	1,727
[2]	Netmarble Corp.	18,507	1,714
*	Kakao Games Corp.	28,996	1,629
*,1	Mando Corp.	36,665	1,615
	Hansol Chemical Co. Ltd.	8,860	1,593
*	DL E&C Co. Ltd.	16,131	1,588
	Hanon Systems	173,737	1,559
	Meritz Securities Co. Ltd.	305,461	1,557
	Hanwha Aerospace Co. Ltd.	38,298	1,553
	SK Chemicals Co. Ltd.	14,647	1,551
	LEENO Industrial Inc.	9,953	1,544
	Shinsegae Inc.	7,605	1,493
[1]	KCC Corp.	4,583	1,485
*,1	Celltrion Pharm Inc.	21,188	1,473
	Iljin Materials Co. Ltd.	18,007	1,455
*,1	OCI Co. Ltd.	19,311	1,453
[1]	Seegene Inc.	30,713	1,406
	Fila Holdings Corp.	56,844	1,404
	Hyundai Marine & Fire Insurance Co. Ltd.	65,273	1,389
	NH Investment & Securities Co. Ltd.	143,464	1,376
	Cheil Worldwide Inc.	73,501	1,353
	DGB Financial Group Inc.	174,121	1,346
*,1	Hyundai Mipo Dockyard Co. Ltd.	22,206	1,290
*,1	Hyundai Rotem Co. Ltd.	80,981	1,281
	Youngone Corp.	32,789	1,277
[1]	WONIK IPS Co. Ltd.	38,214	1,261
[1,3]	Osstem Implant Co. Ltd.	10,496	1,242
*,1	Alteogen Inc.	30,536	1,240
	S-1 Corp.	21,445	1,201
	CJ ENM Co. Ltd.	11,345	1,176
*,1	Hyosung Advanced Materials Corp.	3,236	1,174
	Hyundai Motor Co. Preference Shares	14,809	1,172
[1]	Hyosung TNC Corp.	3,285	1,167
	Hanwha Corp.	46,611	1,163
	Koh Young Technology Inc.	66,186	1,140
[1]	LX Semicon Co. Ltd.	9,647	1,106
	AMOREPACIFIC Group	32,066	1,103
	KIWOOM Securities Co. Ltd.	14,372	1,083
[1]	Meritz Financial Group Inc.	29,781	1,079
	JYP Entertainment Corp.	30,597	1,072
	LOTTE Fine Chemical Co. Ltd.	18,559	1,067
[1]	Com2uSCorp	10,308	1,055
	Kolon Industries Inc.	20,270	1,054
*	Eubiologics Co. Ltd.	33,263	1,053
	Ecopro Co. Ltd.	18,621	1,043
[1]	Dongjin Semichem Co. Ltd.	31,157	1,033
	JB Financial Group Co. Ltd.	151,225	1,032
	Hyundai Department Store Co. Ltd.	16,744	1,008
	Chunbo Co. Ltd.	4,497	985
*,1	Hanjin Kal Corp.	21,901	964
	AfreecaTV Co. Ltd.	7,335	962
	GS Retail Co. Ltd.	42,203	958
	Hyundai Wia Corp.	16,441	942
	BGF retail Co. Ltd.	6,868	930
*	Daewoo Engineering & Construction Co. Ltd.	193,119	925
	CJ Corp.	13,824	924
*	LG Energy Solution	2,475	924

		Shares	Market Value ($000)
*,1	Doosan Fuel Cell Co. Ltd.	31,119	912
[1]	Soulbrain Co. Ltd.	4,403	912
	Green Cross Corp.	6,146	910
	LS Corp.	21,433	903
	Posco International Corp.	52,161	902
[1]	CS Wind Corp.	22,088	891
	NongShim Co. Ltd.	3,280	885
*,1	SM Entertainment Co. Ltd.	17,590	880
	Douzone Bizon Co. Ltd.	19,851	880
*	Genexine Inc.	21,602	877
*,1	Foosung Co. Ltd.	53,168	868
	Pan Ocean Co. Ltd.	205,255	857
	Hite Jinro Co. Ltd.	34,392	849
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	50,465	847
*,1	Hyundai Bioscience Co. Ltd.	35,427	847
*	CJ Logistics Corp.	8,696	844
*,1	KMW Co. Ltd.	30,907	843
	Samsung Card Co. Ltd.	32,586	839
	Hanwha Systems Co. Ltd.	66,297	828
*	ST Pharm Co. Ltd.	9,267	827
	Hyundai Elevator Co. Ltd.	27,047	826
*	Korea Gas Corp.	27,544	810
*	Mezzion Pharma Co. Ltd.	5,234	808
	Lotte Shopping Co. Ltd.	11,984	805
	Eo Technics Co. Ltd.	8,913	804
*	Humasis Co. Ltd.	33,013	794
*	HLB Life Science Co. Ltd.	83,252	786
	Korean Reinsurance Co.	92,025	783
	SIMMTECH Co. Ltd.	19,411	783
	Hanmi Semiconductor Co. Ltd.	24,538	780
[1]	KEPCO Engineering & Construction Co. Inc.	12,982	773
[1]	Daejoo Electronic Materials Co. Ltd.	10,265	771
*	Doosan Bobcat Inc.	24,398	765
	LG Household & Health Care Ltd. Preference Shares	1,664	763
	LG Electronics Inc. Preference Shares	14,755	759
*	GeneOne Life Science Inc.	73,418	753
*	Hugel Inc.	6,561	751
*,1	Hyundai Doosan Infracore Co. Ltd.	151,491	747
	DL Holdings Co. Ltd.	15,438	730
*	Chabiotech Co. Ltd.	51,524	727
[1]	Dongkuk Steel Mill Co. Ltd.	57,749	720
[1]	Chong Kun Dang Pharmaceutical Corp.	9,189	715
*	CosmoAM&T Co. Ltd.	21,013	715
*	SOLUM Co. Ltd.	36,798	712
	Hyosung Corp.	10,198	703
[1]	Shin Poong Pharmaceutical Co. Ltd.	34,513	698
	Hanwha Life Insurance Co. Ltd.	283,613	697
	Solus Advanced Materials Co. Ltd.	11,914	693
[1]	Dongsuh Cos. Inc.	32,654	691
*,1	Oscotec Inc.	24,792	682
	SSANGYONG C&E Co. Ltd.	103,602	662
*	Com2uS Holdings Corp.	4,974	657
*	Jusung Engineering Co. Ltd.	35,485	655
*	LegoChem Biosciences Inc.	17,136	654
	LS Electric Co. Ltd.	15,814	653
	Green Cross Holdings Corp.	34,961	649
	Mirae Asset Securities Co. Ltd. Preference Shares	176,860	647
	Daeduck Electronics Co. Ltd.	34,328	646

		Shares	Market Value ($000)
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	52,056	641
*,1	Paradise Co. Ltd.	49,997	637
	Lotte Corp.	27,956	625
	Innox Advanced Materials Co. Ltd.	14,365	616
*,1	ABLBio Inc.	25,777	608
*	Creative & Innovative System	47,617	603
*	Naturecell Co. Ltd.	47,607	600
[1]	Dawonsys Co. Ltd.	24,780	595
[1]	Hanssem Co. Ltd.	9,720	594
[1]	KEPCO Plant Service & Engineering Co. Ltd.	21,543	588
	LOTTE REIT Co. Ltd.	135,321	584
	NICE Information Service Co. Ltd.	36,118	569
*,1	NEPES Corp.	21,149	563
*	NHN Corp.	19,507	563
	Eugene Technology Co. Ltd.	13,794	561
	SK Networks Co. Ltd.	147,072	557
*	Hanall Biopharma Co. Ltd.	37,629	557
*,1	Helixmith Co. Ltd.	31,837	549
	Hyundai Autoever Corp.	4,871	545
	MegaStudyEdu Co. Ltd.	7,878	544
*	Next Science Co. Ltd.	40,900	541
*	Hana Tour Service Inc.	9,300	540
	Mcnex Co. Ltd.	12,363	540
[1]	LIG Nex1 Co. Ltd.	10,928	536
	Hanmi Science Co. Ltd.	14,083	530
*	Asiana Airlines Inc.	35,035	529
	Partron Co. Ltd.	47,306	519
	SFA Engineering Corp.	18,068	517
	ESR Kendall Square REIT Co. Ltd.	106,587	516
	IS Dongseo Co. Ltd.	12,937	515
	Innocean Worldwide Inc.	12,369	515
[1]	Zinus Inc.	9,126	511
	Daewoong Pharmaceutical Co. Ltd.	4,602	507
	GC Cell Corp.	8,626	506
*	Pharmicell Co. Ltd.	58,735	504
	LX International Corp.	24,262	498
	Park Systems Corp.	4,897	498
*,1	Vidente Co. Ltd.	39,386	495
*	UniTest Inc.	19,384	489
	PI Advanced Materials Co. Ltd.	13,926	482
	Samsung Electronics Co. Ltd. GDR (Registered)	309	482
	Daishin Securities Co. Ltd.	34,144	479
	Tokai Carbon Korea Co. Ltd.	4,410	479
[1]	Doosan Co. Ltd.	5,819	476
*	Kumho Tire Co. Inc.	140,716	476
	Seoul Semiconductor Co. Ltd.	37,584	475
*,1	Cosmax Inc.	7,847	475
	Ecopro HN Co. Ltd.	11,479	470
[1]	Ottogi Corp.	1,285	469
[1]	Tesna Inc.	11,827	469
*	Hyosung Chemical Corp.	2,300	461
*	Hanwha Investment & Securities Co. Ltd.	111,963	459
*	TY Holdings Co. Ltd.	23,269	457
	KCC Glass Corp.	9,194	454
	Taekwang Industrial Co. Ltd.	540	453
[1]	S&S Tech Corp.	16,782	452
*,1	Duk San Neolux Co. Ltd.	12,436	451
*	NHN KCP Corp.	22,078	449

		Shares	Market Value ($000)
	Poongsan Corp.	17,884	448
*,1	YG Entertainment Inc.	10,657	447
*	Hanjin Heavy Industries & Construction Co. Ltd.	75,504	447
*,1	NKMax Co. Ltd.	29,071	447
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,435	446
	Daou Technology Inc.	26,008	445
*	SFA Semicon Co. Ltd.	79,370	445
*,1	Medytox Inc.	4,568	445
[1]	Kolmar Korea Co. Ltd.	15,152	444
	Sebang Global Battery Co. Ltd.	8,476	443
	JR Global REIT	100,401	436
	Samyang Holdings Corp.	5,919	433
*,1	GemVax & Kael Co. Ltd.	34,864	433
[1]	RFHIC Corp.	16,829	433
*	Eoflow Co. Ltd.	23,132	432
	Lotte Chilsung Beverage Co. Ltd.	3,461	429
	Daewoong Co. Ltd.	20,737	426
	BH Co. Ltd.	23,385	426
	Amorepacific Corp. Preference Shares	7,136	423
[1]	DoubleUGames Co. Ltd.	10,014	423
	Samwha Capacitor Co. Ltd.	7,443	410
*,1	Studio Dragon Corp.	6,387	409
	GOLFZON Co. Ltd.	3,009	405
*,1	Sam Chun Dang Pharm Co. Ltd.	13,756	403
[1]	Ahnlab Inc.	6,219	401
*	iNtRON Biotechnology Inc.	26,933	401
*	Hyundai Construction Equipment Co. Ltd.	12,213	400
*	HK inno N Corp.	11,919	400
	Handsome Co. Ltd.	14,103	398
	INTOPS Co. Ltd.	11,987	397
	Korea Electric Terminal Co. Ltd.	7,203	392
*,1	Amicogen Inc.	17,718	390
	DongKook Pharmaceutical Co. Ltd.	22,809	384
	PharmaResearch Co. Ltd.	5,995	383
*,1	MedPacto Inc.	12,799	379
	Korea Petrochemical Ind Co. Ltd.	2,990	378
*,1	Lotte Tour Development Co. Ltd.	29,908	378
*,1	KH Vatec Co. Ltd.	19,694	377
*,1	CJ CGV Co. Ltd.	20,767	377
[1]	Huchems Fine Chemical Corp.	21,008	375
*,1,3	Taihan Electric Wire Co. Ltd.	245,837	366
	Korea United Pharm Inc.	9,469	365
	Hyundai Greenfood Co. Ltd.	55,838	359
	Daesang Corp.	19,102	355
[1]	Hansae Co. Ltd.	16,903	355
[1]	SL Corp.	15,750	354
	Boryung Pharmaceutical Co. Ltd.	34,542	350
*,1	Cellivery Therapeutics Inc.	12,766	345
	Hanjin Transportation Co. Ltd.	14,714	342
	Bukwang Pharmaceutical Co. Ltd.	37,601	337
	Daishin Securities Co. Ltd. Preference Shares	27,511	337
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	336
*,1	Ananti Inc.	45,311	334
*	Hyundai Electric & Energy System Co. Ltd.	22,305	332
*	Seojin System Co. Ltd.	9,975	330
	Hanwha Corp. Preference Shares	26,298	329
	L&C Bio Co. Ltd.	12,180	326
*,1	Webzen Inc.	17,380	325

		Shares	Market Value ($000)
*	DIO Corp.	11,232	324
[1]	SK Discovery Co. Ltd.	9,687	320
*,1	Ace Technologies Corp.	32,795	320
*,1	Yungjin Pharmaceutical Co. Ltd.	80,680	318
*	LX Holdings Corp.	39,991	317
	Dentium Co. Ltd.	6,700	316
*	Hyosung Heavy Industries Corp.	6,761	301
	Hankook & Co. Co. Ltd.	27,192	297
*	Hancom Inc.	16,467	295
*,1	Insun ENT Co. Ltd.	31,364	293
*	Vaxcell-Bio Therapeutics Co. Ltd.	10,142	293
[1]	TES Co. Ltd.	13,707	292
[1]	Sangsangin Co. Ltd.	37,058	287
	Hanil Cement Co. Ltd.	18,049	281
*	Neowiz	12,785	281
*	Lutronic Corp.	18,065	280
*,1	Enzychem Lifesciences Corp.	7,110	278
*	Binex Co. Ltd.	22,811	276
*	Komipharm International Co. Ltd.	35,613	274
	SK Securities Co. Ltd.	373,367	274
[1]	Young Poong Corp.	523	271
	SNT Motiv Co. Ltd.	7,343	270
*	Korea Line Corp.	147,340	267
	NICE Holdings Co. Ltd.	18,837	266
	Orion Holdings Corp.	22,426	264
	Advanced Process Systems Corp.	13,743	263
	Dongwon Industries Co. Ltd.	1,422	261
	LX Hausys Ltd.	5,605	261
	Hyundai Home Shopping Network Corp.	5,188	261
*	CMG Pharmaceutical Co. Ltd.	95,798	260
	Dong-A Socio Holdings Co. Ltd.	3,114	259
	Halla Holdings Corp.	7,534	256
*	OliX Pharmaceuticals Inc.	10,430	256
[1]	Posco ICT Co. Ltd.	51,039	255
*	Shinsung E&G Co. Ltd.	173,262	255
*,1	CrystalGenomics Inc.	58,847	254
	Songwon Industrial Co. Ltd.	15,319	253
[1]	Daea TI Co. Ltd.	60,116	246
*,1	HLB Therapeutics Co. Ltd.	22,746	245
	LF Corp.	18,540	244
[1]	Ilyang Pharmaceutical Co. Ltd.	12,745	241
	Youngone Holdings Co. Ltd.	5,879	240
	Dong-A ST Co. Ltd.	4,366	239
*	Modetour Network Inc.	13,449	239
[1]	Shinsegae International Inc.	2,347	237
*	Inscobee Inc.	103,073	235
	Yuanta Securities Korea Co. Ltd.	79,677	234
	Huons Co. Ltd.	6,404	233
[1]	ENF Technology Co. Ltd.	8,969	233
	HDC Holdings Co. Ltd.	38,508	232
	Mirae Asset Life Insurance Co. Ltd.	75,034	232
	Youlchon Chemical Co. Ltd.	12,250	230
	Samsung SDI Co. Ltd. Preference Shares	881	229
	Binggrae Co. Ltd.	5,135	228
[1]	Seobu T&D	30,490	228
*	Hanwha General Insurance Co. Ltd.	76,569	227
	Vieworks Co. Ltd.	6,552	226
	KUMHOE&C Co. Ltd.	26,585	225

		Shares	Market Value ($000)
*	Cellid Co. Ltd.	7,185	225
	Samchully Co. Ltd.	2,803	221
[1]	ITM Semiconductor Co. Ltd.	6,778	221
*,1	Medipost Co. Ltd.	14,608	218
*,1	Kuk-il Paper Manufacturing Co. Ltd.	73,045	218
*	Eyegene Inc.	18,918	218
	LOTTE Himart Co. Ltd.	12,014	214
*	Solid Inc.	44,222	213
	Tongyang Inc.	187,196	204
	HS Industries Co. Ltd.	48,529	202
	Nature Holdings Co. Ltd.	8,639	202
[1]	Interpark Corp.	54,673	200
	JW Pharmaceutical Corp.	12,205	198
	i-SENS Inc.	8,431	197
*	Samsung Pharmaceutical Co. Ltd.	56,690	195
	Taeyoung Engineering & Construction Co. Ltd.	22,118	193
*	Cafe24 Corp.	10,798	192
	Sungwoo Hitech Co. Ltd.	44,102	189
*,1	Grand Korea Leisure Co. Ltd.	16,802	189
[1]	OptoElectronics Solutions Co. Ltd.	7,791	189
*,3	S-MAC Co. Ltd.	298,994	188
	SK Gas Ltd.	1,890	185
	InBody Co. Ltd.	10,671	185
	Samyang Corp.	3,573	185
	Harim Holdings Co. Ltd.	24,651	185
	Hyundai Bioland Co. Ltd.	14,601	185
*	KH Feelux Co. Ltd.	102,348	178
	KTB Investment & Securities Co. Ltd.	42,380	177
	Maeil Dairies Co. Ltd.	3,138	177
	iMarketKorea Inc.	21,771	177
*	STCUBE	26,847	176
	Nexen Tire Corp.	33,001	173
[1]	Cuckoo Homesys Co. Ltd.	5,915	171
	Chongkundang Holdings Corp.	2,972	170
	Hansol Paper Co. Ltd.	17,457	170
	KISWIRE Ltd.	10,178	169
[1]	Dongwon F&B Co. Ltd.	1,109	167
	Jeil Pharmaceutical Co. Ltd.	7,294	167
	KC Tech Co. Ltd.	9,680	164
	Kolon Corp.	6,437	163
	Eugene Investment & Securities Co. Ltd.	64,747	163
	Kwang Dong Pharmaceutical Co. Ltd.	28,923	160
	Namyang Dairy Products Co. Ltd.	504	158
	Tongyang Life Insurance Co. Ltd.	31,110	155
*	Eutilex Co. Ltd.	9,539	154
*	Interflex Co. Ltd.	11,070	149
	Huons Global Co. Ltd.	5,419	146
	Seah Besteel Corp.	11,393	145
	Korea Asset In Trust Co. Ltd.	48,193	145
*	Hansol Technics Co. Ltd.	26,180	142
[1]	Woongjin Thinkbig Co. Ltd.	59,387	141
	Namhae Chemical Corp.	18,726	140
	CJ CheilJedang Corp. Preference Shares	1,096	139
	KISCO Corp.	21,795	138
*	AbClon Inc.	11,854	138
	Lotte Confectionery Co. Ltd.	1,403	137
*	Wonik Holdings Co. Ltd.	34,924	136
*	Sambu Engineering & Construction Co. Ltd.	105,582	136

		Shares	Market Value ($000)
	SPC Samlip Co. Ltd.	2,283	134
	ICD Co. Ltd.	14,626	134
	Dae Han Flour Mills Co. Ltd.	1,098	133
	DB Financial Investment Co. Ltd.	24,552	133
	NS Shopping Co. Ltd.	13,483	133
*	Namsun Aluminum Co. Ltd.	73,435	132
	Daeduck Co. Ltd.	21,369	129
*	Lock&Lock Co. Ltd.	15,263	129
	KC Co. Ltd.	8,089	128
*,1,3	SillaJen Inc.	48,243	128
*	CJ Freshway Corp.	4,781	124
*	Aprogen pharmaceuticals Inc.	199,372	124
*	Anterogen Co. Ltd.	5,519	124
	E1 Corp.	3,252	122
	Kyobo Securities Co. Ltd.	18,545	122
	Sung Kwang Bend Co. Ltd.	18,185	122
*	SCM Lifescience Co. Ltd.	9,630	122
[1]	Toptec Co. Ltd.	17,206	121
*,1	Telcon RF Pharmaceutical Inc.	65,678	120
	KT Skylife Co. Ltd.	17,601	120
*	Peptron Inc.	15,974	120
	Eusu Holdings Co. Ltd.	25,616	118
	Hankook Shell Oil Co. Ltd.	577	117
*	Soulbrain Holdings Co. Ltd.	4,749	116
*	Dongsung Pharmaceutical Co. Ltd.	17,023	115
*	Sindoh Co. Ltd.	4,224	112
	TK Corp.	12,480	109
	Byucksan Corp.	39,891	108
	Hansol Holdings Co. Ltd.	40,157	106
	Hyundai Corp.	8,066	106
	Sam Young Electronics Co. Ltd.	11,203	101
	Hanil Holdings Co. Ltd.	9,726	100
	LG HelloVision Co. Ltd.	25,075	98
	BGF Co. Ltd.	24,184	94
	Humedix Co. Ltd.	5,513	93
*	CUROCOM Co. Ltd.	103,893	90
	Hyundai Livart Furniture Co. Ltd.	7,935	88
	Kolmar Korea Holdings Co. Ltd.	5,952	87
	Muhak Co. Ltd.	13,199	87
	Lotte Food Co. Ltd.	327	87
	SNT Dynamics Co. Ltd.	12,792	86
*	Homecast Co. Ltd.	27,476	85
	Cuckoo Holdings Co. Ltd.	5,760	83
*	Able C&C Co. Ltd.	17,353	80
	Aekyung Industrial Co. Ltd.	5,626	76
	Cell Biotech Co. Ltd.	5,861	75
	Daekyo Co. Ltd.	24,343	72
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	71
	F&F Holdings Co. Ltd.	3,178	70
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	1,249	70
	AK Holdings Inc.	4,810	69
*	Coreana Cosmetics Co. Ltd.	22,740	67
*	Doosan Heavy Industries & Co. Rights Exp. 2/11/22	39,299	55
*,3	Y2 Solution Co. Ltd.	48,272	49
*,1	Enzychem Lifesciences Rights	3,892	—
			1,153,583
Total Common Stocks (Cost $8,499,471)			8,668,480

		Shares	Market Value ($000)
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.120% (Cost $211,957)	2,119,777	211,956
Total Investments (101.7%) (Cost $8,711,428)			8,880,436
Other Assets and Liabilities—Net (-1.7%)			(145,850)
Net Assets (100%)			8,734,586
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $148,709,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $44,538,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $156,183,000 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 INDEX	March 2022	145	10,723	(1,109)
S&P ASX 200 Index	March 2022	164	19,910	(1,210)
Topix Index	March 2022	221	36,459	(1,470)
				(3,789)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	3/16/22	AUD	25,026	USD	17,845	—	(146)
Royal Bank of Canada	3/16/22	JPY	2,523,554	USD	22,197	—	(259)
BNP Paribas	3/16/22	KRW	6,260,758	USD	5,289	—	(101)
						—	(506)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	—	8,665,698	2,782	8,668,480
Temporary Cash Investments	211,956	—	—	211,956
Total	211,956	8,665,698	2,782	8,880,436
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	3,789	—	—	3,789
Forward Currency Contracts	—	506	—	506
Total	3,789	506	—	4,295
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.